SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.  25       File No.  2-78688      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  26                      File No.  811-3528     [X]

SCOUT MONEY MARKET FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200
						      ________________

Larry D. Armel, President, SCOUT MONEY MARKET FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1995
					  _____________________

It is proposed that this filing become effective:

  X   on October 31, 1995 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996, by August 30, 1996.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     David L Babson                   Stradley, Ronon, Stevens & Young
     Growth Fund, Inc.                2600 One Commerce Square
     2440 Pershing Road, G-15         Philadelphia, PA  19103-7098
     Kansas City, MO  64108           Telephone:  (215) 564-8024
     Telephone: (816) 471-5200

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.  25       File No.  2-79130      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  26                      File No.  811-3556     [X]

SCOUT TAX-FREE MONEY MARKET FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200
						   ________________

Larry D. Armel, President, SCOUT TAX-FREE MONEY MARKET FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1995
					      _____________________

It is proposed that this filing become effective:

  X   on October 31, 1995 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996, by August 30, 1996.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     David L Babson                   Stradley, Ronon, Stevens & Young
     Growth Fund, Inc.                2600 One Commerce Square
     2440 Pershing Road, G-15         Philadelphia, PA  19103-7098
     Kansas City, MO  64108           Telephone:  (215) 564-8024
     Telephone: (816) 471-5200

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.  24       File No.  2-79131      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  25                      File No.  811-3557     [X]

SCOUT STOCK FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200
						    ________________

Larry D. Armel, President, SCOUT STOCK FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1995
					      _____________________

It is proposed that this filing become effective:

  X   on October 31, 1995 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996, by August 30, 1996.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     David L Babson                   Stradley, Ronon, Stevens & Young
     Growth Fund, Inc.                2600 One Commerce Square
     2440 Pershing Road, G-15         Philadelphia, PA  19103-7098
     Kansas City, MO  64108           Telephone:  (215) 564-8024
     Telephone: (816) 471-5200

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.  24       File No.  2-79132      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  25                      File No.  811-3558     [X]

SCOUT BOND FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200
						      ________________

Larry D. Armel, President, SCOUT BOND FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1995
						 _____________________

It is proposed that this filing become effective:

  X   on October 31, 1995 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996, by August 30, 1996.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     David L Babson                   Stradley, Ronon, Stevens & Young
     Growth Fund, Inc.                2600 One Commerce Square
     2440 Pershing Road, G-15         Philadelphia, PA  19103-7098
     Kansas City, MO  64108           Telephone:  (215) 564-8024
     Telephone: (816) 471-5200

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.  19       File No.  33-9175      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  20                      File No.  811-4860     [X]

SCOUT REGIONAL FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200
							 ________________

Larry D. Armel, President, SCOUT REGIONAL FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1995
						 _____________________

It is proposed that this filing become effective:

  X   on October 31, 1995 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996, by February 28, 1996.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     David L Babson                   Stradley, Ronon, Stevens & Young
     Growth Fund, Inc.                2600 One Commerce Square
     2440 Pershing Road, G-15         Philadelphia, PA  19103-7098
     Kansas City, MO  64108           Telephone:  (215) 564-8024
     Telephone: (816) 471-5200

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.  _____                            [ ]

     Post-Effective Amendment No.  7        File No.  33-58070     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  9                       File No.  811-7472     [X]

SCOUT WORLDWIDE FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200
						      ________________

Larry D. Armel, President, SCOUT WORLDWIDE FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1995
						_____________________

It is proposed that this filing become effective:

  X   on October 31, 1995 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996, by February 28, 1996.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     David L Babson                   Stradley, Ronon, Stevens & Young
     Growth Fund, Inc.                2600 One Commerce Square
     2440 Pershing Road, G-15         Philadelphia, PA  19103-7098
     Kansas City, MO  64108           Telephone:  (215) 564-8024
     Telephone: (816) 471-5200

PROSPECTUS


October 31, 1995


Scout Stock Fund, Inc.
Scout Regional Fund, Inc.
Scout Bond Fund, Inc.
Scout WorldWide Fund, Inc.
Scout Money Market Fund, Inc.
Scout Tax-Free Money Market Fund, Inc.

Managed and Distributed By:
Jones & Babson, Inc.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108

Toll-Free 1-800-996-2862

INVESTMENT OBJECTIVES

The Scout Funds were created especially for the benefit of customers of affiliated banks of UMB Financial Corporation and those investors who share the Funds' investment goals. All of the Funds are no-load. Scout Stock Fund's investment objective is long term growth of both capital and dividend income. Scout
Regional Fund's objective is long term growth of both capital and dividend income through investment in smaller regional companies. Scout Bond Fund's investment objective is maximum current income consistent with its quality and maturity standards by investing in a diversified list of fixed-income obligations. Scout WorldWide Fund's objective is long term growth of both capital and dividend income through investment in a diversified portfolio of equity securities of established companies either located outside the United States, or whose primary business is carried on outside the country. The Fund initially intends to invest in the securities of foreign issuers issued within the United States such as American Depository Receipts (ADR's). The Fund intends to spread its investments among various countries and a number of different industries. (See "Investment Objective and Portfolio Management Policy" on page 15 of this Prospectus. For a discussion of special risk consideration see page 21 of this Prospectus.) Scout Money
Market Fund offers two portfolios with the objective of maximizing income consistent with safety of principal and liquidity. The Fund further seeks to maintain a constant net asset value (price) of $1.00 per share. Scout Tax-Free Money Market
Fund's investment objective is maximizing income free from federal income tax consistent with safety of principal and liquidity. The Fund further seeks to maintain a constant net asset value
(price) of $1.00 per share by investing in short-term investment-grade municipal securities which are exempt from federal income tax. There are, however, no guarantees that any of the Funds' objectives will be met, or that the $1.00 per share price of the Money Market or Tax-Free Money Market Funds will be maintained. The shares offered by this prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they federally insured by the Federal Deposit Insurance Corporation or any other federal agency. These shares involve investment risks, including the possible loss of the principal amount invested.

PURCHASE INFORMATION

Minimum Investment (each Fund or Portfolio selected)
Initial Purchase        $1,000  Subsequent Purchase by check    $100
	Subsequent Purchase by wire     $500
Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone number indicated.

ADDITIONAL INFORMATION

This prospectus should be read and retained for future reference. It contains the information that you should know before you invest.
A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Funds may obtain a copy without charge by writing or calling the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
	Page
Highlights              2
Fund Expenses           5
Financial Highlights            9
Investment Objective and Portfolio Management Policy            15
Repurchase Agreements           21
Risk Factors            21
Investment Restrictions         22
Performance Measures            22
How to Purchase Shares          23
Initial Investments             24
Investments Subsequent to Initial Investment            24
Telephone Investment Service            25
Automatic Monthly Investment Plan               25
How to Redeem Shares            25
Systematic Redemption Plan              28
How to Exchange Shares Between Scout Funds              28
How Share Price is Determined           29
Officers and Directors          30
Management and Investment Counsel               30
General Information and History         32
Dividends, Distributions and Their Taxation             33
Shareholder Services            35
Shareholder Inquiries           35

The Funds

The Scout Funds are a group of six open-end diversified investment companies sponsored by Jones & Babson, Inc. especially for customers of affiliate banks of UMB Financial Corporation. Scout Stock Fund, Scout Regional Fund, Scout Bond Fund, Scout Money Market Fund, Scout Tax-Free Money Market
Fund and Scout WorldWide Fund are available to any investor. Scout Stock Fund, Inc., Scout Bond Fund, Inc. and Scout Tax-Free Money Market Fund, Inc. were incorporated in Maryland on July 29, 1982.

Scout Money Market Fund, Inc. was incorporated in Maryland on June 23, 1982. Scout Regional Fund, Inc. was incorporated in Maryland on July 8, 1986, and Scout WorldWide Fund, Inc. was incorporated in Maryland on January 7, 1993
Scout Stock Fund, Scout Regional Fund, Scout Bond Fund, Scout Tax-Free Money Market Fund and Scout WorldWide Fund each offer one class of non-assessable common shares with equal voting rights.

On April 30, 1995 the Fund Group changed its name from UMB to Scout.

Securities

Scout Money Market Fund offers its common shares in two series, one for each of the Fund's portfolios, Federal and Prime. Both portfolios have the same objective but vary as to the types of securities held.

The Funds

Scout Stock Fund will invest in a diversified list of common stocks representing companies selected for their promise of long-term growth of both capital and dividend income.

Scout Regional Fund will invest in a diversified list of common stocks representing midwestern regional companies selected for their promise of long-term growth of both capital and dividend income.

Scout Bond Fund will seek maximum current income consistent with its quality and maturity standards by investing in a diversified list of fixed income obligations.

Scout Money Market Fund is a convenient facility for investors to manage their money over the short-term for the purpose of maximizing income consistent with safety of principal and liquidity. Holdings will be limited to domestic issues of high quality. Maturities will not exceed one year. Average-weighted maturity in each portfolio will not exceed 90 days.

Scout Tax-Free Money Market Fund is a convenient facility, free of federal income tax, for investors to manage their money over the short-term for the purpose of maximizing income consistent with safety of principal and liquidity. Holdings will be limited to domestic issues of high quality municipal securities. Maturities will not exceed one year. Average-weighted maturity of the portfolio will not exceed 90 days.


Scout WorldWide Fund will invest in a diversified portfolio of equity securities of established companies either located outside the United States or whose primary business is carried on outside the country.

How to Invest

Fund shares can only be purchased directly from the Funds through their manager and principal underwriter, Jones & Babson, Inc. Because no sales charges are added to the price of the shares, the full amount of any purchase is invested for the benefit of the shareholder.

The minimum initial purchase is $1,000. Subsequent purchases must be at least $100, except wire purchases which must be in the amount of $500 or more.

Telephone Investment - You may make investments of $1,000 or more by telephone if you have authorized such investments in your application, or, subsequently, on a special authorization form provided upon request.

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account
($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.

Redemption

Shares of the Funds are redeemable at net asset value next effective after receipt by the Fund of a shareholder's request in good order. No redemption charge is made.

Exchange Privilege with Other Scout Funds

Shareholders may transfer their investment without charge to any other Scout Fund sponsored by Jones & Babson, Inc. for UMB Financial Corporation and its affiliates.

This exchange involves the liquidation of shares from one Fund and a purchase of shares in the Fund to which the investment is being transferred. This is a transaction which may or may not be taxable depending on the shareholder's tax status.

Automatic Exchange - You may exchange shares from your account ($100 minimum) in any of the Scout Funds to an identically registered account in any other Fund in the Scout Group according to your instructions. Monthly exchanges will be continued until all shares have been exchanged or until you terminate the Automatic Exchange authorization. A special authorization form will be provided upon request.
Management of the Funds

The Funds are managed by Jones & Babson, Inc. which employs
UMB Bank, n.a. to assist in the investment advisory function.

The Management Fee Covers the Investment Advisory Fee and All
Other Normal Operating Costs

Jones & Babson, Inc., as manager, agrees to supply to the Funds all normal services necessary for their functions as open-end diversified investment companies, exclusive of taxes and other charges of governments and their agencies (including the cost of qualifying the Funds' shares for sale in any jurisdiction), certain fees, dues, interest, brokerage commissions and extraordinary costs, if any. For this it charges Scout Money Market Fund, Inc. and Scout Tax-Free Money Market Fund, Inc. a fee based on an annual rate of 50/100 of 1% (0.50%) of the Funds' average daily net assets. Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout
Bond Fund, Inc. and Scout WorldWide Fund, Inc. are charged a fee based on an annual rate of 85/100 of 1% (0.85%) of the Funds' average daily net assets. These fees include the investment counsel services of UMB Bank, n.a.

Although these fees are higher than the fees of most other advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund, Jones & Babson's charges compare favorably with other advisers when all expenses to Fund shareholders are taken into account.

Dividend Policies

Scout Stock Fund, Inc., Scout Regional Fund, Inc. and Scout
WorldWide Fund, Inc. will pay substantially all of their net investment income semiannually, usually in June and December. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December.
Scout Tax-Free Money Market Fund, Inc., and each Portfolio of
Scout Money Market Fund, Inc. declare a dividend every business day, equal to substantially all of their undistributed net investment income. The dividends declared are pro-rated daily among the shares eligible to receive them. Daily dividends are accumulated and paid monthly. These Funds' policies relating to maturities make it unlikely that they will have capital gains or losses.
Scout Bond Fund, Inc. will declare a dividend every business day, equal to substantially all of the Fund's undistributed net investment income. The dividend declared is pro-rated daily among the shares eligible to receive the dividend. Daily dividends are accumulated and paid monthly. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December.
Taxes

The Funds will distribute substantially all of their net income each year in order to be exempt from federal income tax. Dividend and capital gains distributions will be taxable to each shareholder whether taken in cash or reinvested in additional shares in accordance with the shareholder's tax status.

Risk Factors

For a discussion of risk factors applicable to repurchase agreements.

For a discussion of risk factors peculiar to money market instruments.

For a discussion of risk factors applicable to concentration of assets in the banking industry.

For a discussion of risk factors applicable to foreign investments.


FUND EXPENSES


The following information is provided in order to assist you in understanding the various costs and expenses that a shareholder of a Scout Fund will bear directly or indirectly.

Scout Stock Fund

The expenses set forth below are for the fiscal year ended June 30,
1995.
	Shareholder Transaction Expenses
		Maximum sales load imposed on purchases         None
		Maximum sales load imposed on reinvested dividends
	None
		Deferred sales load             None
		Redemption fee          None
		Exchange fee            None
Annual Fund Operation Expenses
(as a percentage of average net assets)
		Management fees         .85%
		12b-1 fees              None
		Other expenses          .01%
		Total Fund operating expenses           .86%
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:
	1 Year  3 Year  5 Year  10 Year
	$9      $27     $48     $106

Scout Regional Fund

The expenses set forth below are for the fiscal year ended
December 31, 1994.
Shareholder Transaction Expenses
		Maximum sales load imposed on purchases         None
		Maximum sales load imposed on reinvested dividends
	None
		Deferred sales load             None
		Redemption fee          None
		Exchange fee            None
Annual Fund Operation Expenses
(as a percentage of average net assets)
		Management fees         .85%
		12b-1 fees              None
		Other expenses          .06%
		Total Fund operating expenses           .91%
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:
	1 Year  3 Year  5 Year  10 Year
	$9      $29     $50     $111

Scout Bond Fund

The expenses set forth below are for the fiscal year ended June 30,
1995.
	Shareholder Transaction Expenses
		Maximum sales load imposed on purchases         None
		Maximum sales load imposed on reinvested dividends
	None
		Deferred sales load             None
		Redemption fee          None
		Exchange fee            None
Annual Fund Operation Expenses
(as a percentage of average net assets)
		Management fees         .85%
		12b-1 fees              None
		Other expenses          .01%
		Total Fund operating expenses           .86%
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:
	1 Year  3 Year  5 Year  10 Year
	$9      $28     $48     $106

Scout Money Market Fund (Federal Portfolio)

The expenses set forth below are for the fiscal year ended June 30,
1995.
Shareholder Transaction Expenses
		Maximum sales load imposed on purchases         None
		Maximum sales load imposed on reinvested dividends
	None
		Deferred sales load             None
		Redemption fee          None
		Exchange fee            None
Annual Fund Operation Expenses
(as a percentage of average net assets)
		Management fees         .50%
		12b-1 fees              None
		Other expenses          .01%
		Total Fund operating expenses           .51%
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:
	1 Year  3 Year  5 Year  10 Year
	$5      $16     $29     $64

Scout Money Market Fund (Prime Portfolio)

The expenses set forth below are for the fiscal year ended June 30,
1995.
	Shareholder Transaction Expenses
		Maximum sales load imposed on purchases         None
		Maximum sales load imposed on reinvested dividends
	None
		Deferred sales load             None
		Redemption fee          None
		Exchange fee            None
Annual Fund Operation Expenses
(as a percentage of average net assets)
		Management fees         .50%
		12b-1 fees              None
		Other expenses          .01%
		Total Fund operating expenses           .51%
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:
	1 Year  3 Year  5 Year  10 Year
	$5      $16     $29     $64

Scout Tax-Free Money Market Fund

The expenses set forth below are for the fiscal year ended June 30,
1995.
Shareholder Transaction Expenses
		Maximum sales load imposed on purchases         None
		Maximum sales load imposed on reinvested dividends
	None
		Deferred sales load             None
		Redemption fee          None
		Exchange fee            None
Annual Fund Operation Expenses
(as a percentage of average net assets)
		Management fees         .50%
		12b-1 fees              None
		Other expenses          .04%
		Total Fund operating expenses           .54%
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:
	1 Year  3 Year  5 Year  10 Year
	$6      $17     $30     $68

Scout WorldWide Fund, Inc.

The expenses set forth below are for the fiscal year ended
December 31, 1994.
	Shareholder Transaction Expenses
		Maximum sales load imposed on purchases         None
		Maximum sales load imposed on reinvested dividends
	None
		Deferred sales load             None
		Redemption fee          None
		Exchange fee            None
Annual Fund Operation Expenses
(as a percentage of average net assets)
		Management fees         .85%
		12b-1 fees              None
		Other expenses          None
		Total Fund operating expenses           .85%
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:
	1 Year  3 Year  5 Year  10 Year
	$9      $27     $47     $105


The above examples should not be considered a representation of past or future expenses as actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. The actual return may be greater or less than the assumed amount.

The purpose of the foregoing fee tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. The various costs and expenses are explained in more detail in this prospectus.
Management fees are discussed in greater detail under "Management and Investment Counsel."

FINANCIAL HIGHLIGHTS

Scout Stock Fund, Inc.


The following financial highlights for the ten years ended June 30, 1995, have been derived from audited financial statements of Scout Stock Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Arthur Andersen LLP, independent public accountants, appearing in the June 30, 1995 annual report to shareholders which is incorporated by reference in this prospectus. The information for each of the five years in the period ended June 30, 1990 is not covered by the report of Arthur
Andersen LLP.

		      1995    1994  1993   1992   1991   1990   1989   1988   1987   1986
Net asset value,
beginning of year    $15.42 $15.74 $15.11 $14.16 $13.69 $13.30 $13.07 $15.26 $13.52 $12.29
Income from
investment
operations:
Net investment
income                 0.48   0.35   0.36   0.44   0.54   0.58   0.54   0.45   0.43   0.48
Net gains or
(losses) on
securities (both
realized and
unrealized)            2.06   0.49   1.34   1.08   0.59   0.55   1.31  (1.09)  1.91   2.57
Total from Investment
Operations             2.54   0.84   1.70   1.52   1.13   1.13   1.85  (0.64)  2.34   3.05
Less distributions:
Dividends from net
investment income     (0.47) (0.35) (0.35) (0.43) (0.54) (0.58) (0.76) (0.43) (0.20) (0.71)
Distributions from
capital gains         (1.13) (0.81) (0.72) (0.14) (0.12) (0.16) (0.86) (1.12) (0.40) (1.11)
Total Distributions   (1.60) (1.16) (1.07) (0.57) (0.66) (0.74) (1.62) (1.55) (0.60) (1.82)
Net asset value,
end of year          $16.36 $15.42 $15.74 $15.11 $14.16 $13.69 $13.30 $13.07 $15.26 $13.52
Total Return            17%     5%    11%    11%     9%     9%    15%   (4%)    18%    27%

Ratios/Supplemental
Data
Net assets, end of
year (in millions)   $  137 $  115 $  102 $   76 $   53 $   48 $   41 $   43 $   42 $   32
Ratio of expenses
to average
net assets            0.86%  0.87%  0.87%  0.86%  0.85%  0.88%  0.87%  0.86%  0.87%  0.87%
Ratio of net
investment income
to average net
assets                3.01%  2.22%  2.30%  2.91%  4.03%  4.23%  4.08%  3.41%  3.08%  3.75%
Portfolio turnover
rate                    52%    22%    21%    12%     8%     9%    17%    33%    50%    38%





Scout Regional Fund, Inc.

The following financial highlights for each of the periods presented from inception (November 17, 1986) to December 31,
1994 have been derived from audited financial statements of Scout Regional Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the December 31, 1994 annual report to shareholders which is incorporated by reference in this prospectus. The information for each of the periods ended June 30, 1991 and prior is not covered by the report of Baird, Kurtz & Dobson.

						   July 1 to                                     Nov. 17,
			    Years Ended Dec. 31,    Dec. 31,   Years Ended June 30,  June 30,    1986 to
			   1994    1993     1992      1991*      1991  1990  1989       1988      1987
Net asset value,
beginning of period      $ 9.49  $ 9.09  $ 8.30     $ 8.28    $ 8.24 $ 8.27 $ 9.24   $10.03      $10.00

Income from investment
operations:
Net investment income      0.18    0.12    0.12       0.03     0.60    0.64   0.68    0.67         0.32
Net gains or (losses)
on securities (both
realized and unrealized)  (0.12)   0.42    0.79      (0.01)    0.04   (0.03) (0.97)  (0.77)        0.03
Total from Investment
Operations                 0.06    0.54    0.91       0.02     0.64    0.61  (0.29)  (0.10)        0.35

Less distributions:
Dividends from net
investment income         (0.18)  (0.14)  (0.12)       --     (0.60)  (0.64) (0.68) (0.67)        (0.32)
Distributions from
capital gains             (0.17)     --     --         --       --      --     --   (0.02)           --
Total Distributions       (0.35)  (0.14)  (0.12)       --     (0.60)  (0.64) (0.68) (0.69)        (0.32)

Net asset value,
end of period            $ 9.20  $ 9.49  $ 9.09     $ 8.30   $ 8.28  $ 8.24 $ 8.27 $ 9.24        $10.03

Total Return                 1%      6%     11%        .2%       8%      8%   (3%)   (1%)           4%

Ratios/Supplemental Data
Net assets, end of
period (in millions)     $   28  $   25  $    8     $    2   $   .4   $   2 $   2  $   5         $   6
Ratio of expenses to
average net assets        0.91%   0.92%   1.06%       2.93%** 1.04%   1.12% 1.06%   1.04%         1.13%
Ratio of net investment
income to average net
assets                    1.95%   1.81%   1.91%       0.93%   7.13%   7.68% 7.66%   6.79%         6.18%
Portfolio turnover rate     27%     17%      7%         14%      0%      0%    8%     12%     14%


   *Ratios for these periods of operations are annualized.
**Includes fees to register Fund shares for sale in additional
States.

Scout Bond Fund, Inc.


The following financial highlights for the ten years ended June 30, 1995, have been derived from audited financial statements of Scout Bond Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Arthur Andersen LLP, independent public accountants, appearing in the June 30, 1995 annual report to shareholders which is incorporated by reference in this prospectus. The information for each of the five years in the period ended June 30, 1990 is not covered by the report of Arthur Andersen LLP.

		       1995    1994   1993   1992  1991   1990   1989   1988   1987   1986
Net asset value,
beginning of year     $10.75 $11.53 $11.14 $10.68 $10.48 $10.44 $10.85 $10.98 $10.86 $10.79
Income from
investment operations:
Net investment income   0.63   0.62   0.68   0.75   0.80   0.81   0.80   0.80   0.82   0.88
Net gains or (losses)
on securities (both
realized and
unrealized)             0.35  (0.74)  0.39   0.43   0.16   0.02   0.04  (0.07) (0.30)  0.56
Total from Investment
Operations              0.98  (0.12)  1.07   1.18   0.96   0.83   0.84   0.73   0.52   1.44
Less distributions:
Dividends from net
investment income      (0.63) (0.62) (0.68) (0.72) (0.76) (0.79) (1.22) (0.85) (0.40) (1.29)
Distributions from
capital gains           --*   (0.04)   --    --     --      --   (0.03) (0.01)  --    (0.08)
Total Distributions    (0.63) (0.66) (0.68) (0.72) (0.76) (0.79) (1.25) (0.86) (0.40) (1.37)
Net asset value,
end of year           $11.10 $10.75 $11.53 $11.14 $10.68 $10.48 $10.44 $10.85 $10.98 $10.86
Total Return             10%   (1)%    10%    11%     9%     8%     8%     7%     5%    14%

Ratios/Supplemental
Data
Net assets, end of
year (in millions)    $   77 $   82 $   87 $   63 $   43 $   34 $   28 $   30 $   31 $   19
Ratio of expenses to
average  net assets    0.86%  0.87%  0.87%  0.87%  0.87%  0.88%  0.88%  0.87%  0.87%  0.88%
Ratio of net
investment income
to average net
assets                 5.91%  5.50%  5.95%  6.77%  7.44%  7.61%  7.69%  7.47%  7.36%  8.11%
Portfolio turnover
rate                      2%     9%    19%    24%    21%    13%     8%     7%    12%    23%


*Capital gain distribution of .003 not significant for per share table.

Scout Money Market Fund, Inc.

The following financial highlights for the ten years ended June 30, 1995, have been derived from audited financial statements of Scout Money Market Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Arthur Andersen LLP, independent public accountants, appearing in the June 30, 1995 annual report to shareholders which is incorporated by reference in this prospectus. The information for each of the five years in the period ended June 30, 1990 is not covered by the report of Arthur Andersen LLP.

			 1995   1994   1993   1992   1991   1990    1989   1988   1987   1986
PRIME PORTFOLIO
Net asset value,
beginning of year       $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Income from
investment operations:
Net investment income     0.05   0.03   0.03   0.04   0.07   0.08   0.08   0.06   0.05   0.07
Less distributions:
Dividends from net
investment income        (0.05) (0.03) (0.03) (0.04) (0.07) (0.08) (0.08) (0.06) (0.05) (0.07)
Net asset value,
end of year             $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return                5%     3%     3%     5%     7%     8%     9%     7%     6%     7%
Ratios/Supplemental
Data
Net assets, end of
year (in millions)      $  245 $  172 $  214 $  209 $  217 $  142 $  116 $   91 $   65 $   61
Ratio of expenses to
average net assets       0.51%  0.51%  0.51%  0.51%  0.51%  0.51%  0.52%  0.51%  0.51%  0.50%
Ratio of net investment
income to average
net assets               5.10%  2.92%  2.87%  4.44%  6.85%  8.19%  8.58%  6.69%  5.76%  7.18%


FEDERAL PORTFOLIO
Net asset value,
beginning of year       $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Income from investment
operations:
Net investment income     0.05   0.03   0.03   0.04   0.07   0.08   0.08   0.06   0.05   0.07
Less distributions:
Dividends from net
investment income        (0.05) (0.03) (0.03) (0.04) (0.07) (0.08) (0.08) (0.06) (0.05) (0.07)
Net asset value,
end of year             $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return                5%     3%     3%     5%     7%     8%     8%     7%     6%     7%
Ratios/Supplemental Data
Net assets, end of year
(in millions)           $  183 $  195 $  271 $  250 $  217 $  139 $  151 $  129 $  107 $  104
Ratio of expenses to
average net assets       0.51%  0.50%  0.50%  0.51%  0.51%  0.52%  0.50%  0.50%  0.50%  0.51%
Ratio of net investment
income to average
net assets               4.97%  2.81%  2.81%  4.43%  6.68%  8.19%  8.12%  6.31%  5.63%  7.06%

Scout Tax-Free Money Market Fund, Inc.

The following financial highlights for the ten years ended June 30, 1995, have been derived from audited financial statements of Scout Tax-Free Money Market Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Arthur Andersen LLP, independent public accountants, appearing in the June 30, 1995 annual report to shareholders which is incorporated by reference in this prospectus. The information for each of the five years in the period ended June 30, 1990 is not covered by the report of Arthur Andersen LLP.

			1995    1994    1993  1992   1991   1990   1989   1988  1987   1986
Net asset value,
beginning of year      $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Income from investment
operations:
Net investment income    0.03   0.02   0.02   0.03   0.05   0.05   0.05   0.04   0.04   0.05
Less distributions:
Dividends from net
investment income       (0.03) (0.02) (0.02) (0.03) (0.05) (0.05) (0.05) (0.04) (0.04) (0.05)

Net asset value,
end of year            $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return               3%     2%     2%     3%     5%     6%     6%     4%     4%     5%
Ratios/Supplemental
Data
Net assets, end of
year (in millions)     $   78 $   94 $   66 $   77 $   67 $   57 $   71 $   67 $   76 $   60
Ratio of expenses to
average net assets      0.54%  0.53%  0.52%  0.52%  0.53%  0.53%  0.52%  0.53%  0.53%  0.52%
Ratio of net investment
income to average
net assets              3.20%  2.06%  2.15%  3.32%  4.80%  5.54%  5.66%  4.39%  3.98%  4.91%


Scout WorldWide Fund, Inc.

The following financial highlights for each of the periods presented from inception (September 14, 1993) to December 31, 1994, have been derived from audited financial statements of Scout WorldWide Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the December 31, 1994 annual report to shareholders which is incorporated by reference in this prospectus.

					Year Ended            September 14, 1993
				     December 31, 1994       to December 31, 1993*
Net asset value,
beginning of period                      $ 10.68                  $ 10.13

Income from investment operations:
Net investment income                       0.17                     0.03
Net gains or losses on securities
(both realized and unrealized)              0.23                     0.55
Total from Investment Operations            0.40                     0.58

Less distributions:
Dividends from net investment income       (0.17)                   (0.03)
Distributions from capital gains           (0.07)                     --
Total Distributions                        (0.24)                   (0.03)
Net asset value, end of period           $ 10.84                  $ 10.68
Total Return                                  4%                      21%

Ratios/Supplemental Data
Net assets, end of year
(in millions)                            $    18                 $      6
Ratio of expenses to average
net assets                                 0.85%                    0.85%
Ratio of net investment income
to average net assets
					   1.87%                    1.43%
Portfolio turnover rate                      24%                       2%


*The Fund was capitalized on March 5, 1993 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on September 14, 1993, at which time net asset value was $10.13 per share.
Ratios for this initial period of operation are annualized.

INVESTMENT OBJECTIVE and
PORTFOLIO MANAGEMENT POLICY

Each Fund's objectives and policies as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.

Scout Stock Fund

Scout Stock Fund's objective is to provide investors with long-term growth of both capital and dividend income. Current yield is secondary to the long-term growth objective.

The Fund cannot guarantee that these objectives will be achieved because there are inherent risks in the ownership of the investments made by the Fund. The value of the Fund's shares will reflect changes in the market value of its investments, and dividends paid by the Fund will vary with the income it receives from these investments. Through careful management and diversification it will seek to reduce risk and enhance the opportunities for long-term growth of capital and income.
Normally the Fund will invest at least 80% of its total assets (exclusive of cash) in common stocks. There are no restrictions or guidelines regarding investments of Fund assets in shares listed on an exchange or traded over-the-counter.

The Fund believes the true value of a company's stock is determined by its earning power, dividend-paying ability, and in many cases, by its assets. Consequently, the primary emphasis will be placed on progressive well-managed companies in growing industries that have demonstrated both a consistent and an above-average ability to increase their earnings and dividends and which have favorable prospects of sustaining such growth.

The Fund also believes that the intrinsic worth and the consequent value of the stock of most well-managed and successful companies usually does not change rapidly, even though wide variations in the price may occur. So normally, long-term positions in stocks of the portfolio companies selected will be taken and maintained while the company's record and prospects continue to meet with management's approval. The Fund will change its investments when, in management's judgment, economic and market conditions make such a course desirable. But such changes will be no more than is necessary to carry out the Fund's objectives. Necessary reserves will be held in cash or short-term debt obligations, including repurchase agreements (see below), readily changeable to cash. The management believes, however, that there may be times when the shareholders' interests are best served and the objectives are most likely to be achieved, by investing in securities convertible into common stocks, preferred stocks, high-grade bonds or other defensive issues. It retains the freedom to administer the portfolio of the Fund accordingly when, in its judgment, economic and market conditions make such a course desirable.


The Fund also may invest in issues of the United States treasury and United States government agencies subject to repurchase agreements entered into with the seller of the issue. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 21. Although the Fund does not intend to obtain short-term trading profits, it is possible that holdings may be increased when a stock is considered to be undervalued and decreased when it is considered to be overvalued. Scout Stock Fund's annualized turnover ratio for the fiscal year ended June 30, 1993, it was 21%, for June 30, 1994, it was 22%, and for June 30, 1995, it was 52%. Commissions paid during the fiscal year ended June 30, 1995, amounted to $75,000.


The Fund does not intend to concentrate its investments in any particular industry. Without the approval of shareholders, it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry.
Scout Regional Fund

The Scout Regional Fund is an open-end management investment company (no-load mutual fund) created especially for the benefit of customers of affiliate banks of UMB Financial Corporation and those investors who share the Fund's investment goal of providing long-term growth of both capital and dividend income through investment in smaller regional companies. Current yield is secondary to the long-term growth objective. Scout Regional Fund invests in a diversified list of common stocks representing such companies located in or doing a substantial portion of their business in Missouri, Kansas, Iowa, Nebraska, Arkansas,
Oklahoma, Illinois, and Colorado. Such stocks will be selected for their promise of long-term growth of both capital and dividend income. There can be no assurance that the Fund will achieve its objective. This objective may not be changed without shareholder approval. The Fund will seek to achieve its objective by investing at least 80% of its total assets (exclusive of cash) in a diversified portfolio of common stocks of smaller companies either located in or having a substantial portion of their business in Missouri, Kansas, Iowa, Nebraska, Arkansas, Oklahoma, Illinois, and
Colorado. There are no restrictions or guidelines regarding investment of Fund assets in shares listed on an exchange or traded over-the-counter.

The Fund generally intends to invest in stocks of such regional companies with market capitalization of $1 billion or less, although there may be times when shareholders' interests are best served by investing in preferred stocks, bonds or other defensive issues. It is not anticipated that the Fund will invest in "penny stocks" or other issues with very low prices although price alone will not be a sole determining factor in the selection of investments.

The Fund cannot guarantee that its investment objectives will be achieved because there are inherent risks in the ownership of any investments, particularly investments in smaller companies. The value of the Fund's shares will reflect changes in the market value of its investments, and dividends paid by the Fund will vary with the income it receives from these investments. Through careful management and diversification it will seek to reduce risk and enhance the opportunities for long-term growth of capital and income.

While the Fund's investments will be concentrated in the eight-state region described above, it does not intend to concentrate its investments in any particular industry. Without the approval of shareholders, it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry. Although there is no intention to concentrate Fund investments in one or more of the states mentioned above, there is no limitation upon investments in any particular state.

The Fund will normally invest at least 75% of its assets in investment-grade common stocks, but reserves the right to temporarily invest for defensive purposes less than 75% of its assets in common stocks if, in the opinion of the Fund's investment adviser, prevailing market conditions warrant. The
Fund may invest the balance, up to 100% of its assets, in preferred stocks or defensive issues such as short-term money market instruments such as commercial paper, bankers' acceptances, certificates of deposit and other debt securities such as corporate bonds rated A or better by Moody's or Standard & Poor's, or U.S. government issues such as treasury bills, treasury notes and treasury bonds.

Necessary reserves will be held in cash or short-term debt obligations, including repurchase agreements (see below), readily changeable to cash. The management believes, however, that there may be times when the shareholders' interests are best served and the Fund's investment objectives are most likely to be achieved, by investing in securities convertible into common stocks, or defensive issues such as high-grade bonds or other defensive issues. It retains the freedom to administer the portfolio of the Fund accordingly when, in its judgment, economic and market conditions make such a course desirable.

The Fund also may invest in issues of the United States treasury and United States government agencies subject to repurchase agreements entered into with the seller of the issue. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 21. Although the Fund does not intend to obtain short-term trading profits, it is possible that holdings may be increased when a stock is considered to be undervalued and decreased when it is considered to be overvalued. Scout Regional Fund's annualized turnover ratio for the fiscal year ended December 31, 1992, was 7%, for December 31, 1993, it was 17% and for December 31,
1994, it was 27%. Commissions paid during the fiscal year ended December 31, 1994, amounted to $27,703.

Scout Bond Fund

Scout Bond Fund's investment objective is to provide shareholders with maximum current income consistent with its quality and maturity standards by investing in a diversified portfolio of fixed-income obligations. The Fund cannot guarantee that its objective will be achieved because there are inherent risks in the ownership of fixed-income investments. The value of the Fund's shares will reflect changes in the market value of its investments which will vary inversely with changes in interest rates. Dividends paid by the Fund will vary according to the income it receives from its investments. However, the Fund will seek, through careful management and diversification, to reduce these risks and enhance the opportunities for maximizing current income.
The Fund will normally invest at least 80% of its assets in bonds such as: (1) direct or guaranteed obligations of the U.S.
government and its agencies, and (2) high-quality debt securities including notes and bonds issued by corporations or other business organizations.

The Fund will invest only in the following "U.S. Government
Securities":

	1. Direct obligations of the U.S. government such as bills, notes, bonds and other debt securities issued by the U.S. treasury.

	2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank, or the Student
Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National
Mortgage Association.

The Fund's investments in securities issued by corporations or other business organizations will be rated at the time of purchase within the top three classifications of Moody's Investors Service, Inc. (Aaa, Aa, and A) or Standard & Poor's Corporation (AAA,
AA and A). The Fund will use obligations secured by specific assets of the issuing corporation as well as unsecured debentures which represent claims on the general credit of the issuer. (For a description of ratings, see "Fixed Income Securities Described and Ratings" in the "Statement of Additional Information.")
In order to enhance portfolio flexibility and to provide for unexpected redemptions, the Fund may maintain a portion of its assets in reserves. These reserves will be held in cash or short-term debt obligations.

The Fund may invest in commercial paper, including variable rate master demand notes, of companies whose commercial paper is rated P-1 by Moody's or A-1 by Standard & Poor's. If not rated by either Moody's or Standard & Poor's, a company's commercial paper, including variable rate master demand notes, may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P.
Variable rate master demand notes represent a borrowing arrangement under a letter of agreement between a commercial paper issuer and an institutional lender. Applicable interest rates are determined on a formula basis and are adjusted on a monthly, quarterly, or other term as set out in the agreement. They vary as to the right of the lender to demand payment. It is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable
(and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with the Fund's investment in variable rate master demand notes, the Fund's investment manager will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.
The Fund may invest in certificates of deposit, bankers' acceptances, and other commercial bank short-term obligations issued domestically by United States banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation, or such securities which may be issued by holding companies of such banks.

The Fund may also invest in issues of the United States treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issues. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 21. Maturities of all Fund investments normally will not exceed 20 years at the date of purchase. However, management may extend maturity limits or change portfolio holdings or vary portfolio mix when in its judgment economic and market conditions make it desirable in the best interests of the shareholders.


Although the Fund does not intend to obtain short-term trading profits, it is possible that it may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. Scout Bond Fund's annualized turnover ratio for the fiscal year ended June 30, 1993, it was 19%, for June 30, 1994, it was 9%, and for June 30, 1995, it was 2%.
The Fund paid no commissions during the fiscal year ended
June 30, 1995.


Scout Money Market Fund

Scout Money Market Fund offers two separate Portfolios, Federal and Prime, each of which invest in high quality short-term debt instruments for the purpose of maximizing income consistent with safety of principal and liquidity. Each Portfolio also seeks to maintain a constant price of $1.00 per share. Neither Portfolio's objective can be changed without the approval of a majority of its outstanding shares. Each Portfolio will limit its holdings to the types of securities hereinafter described.

Federal Portfolio

The Federal Portfolio will invest only in the following "U.S.
Government Securities":

	1. Direct obligations of the U.S. government such as bills, notes, bonds and other debt securities issued by the U.S. treasury.

	2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. treasury such as securities of the Government National Mortgage Association, the Export-Import Bank, or the Student
Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, or the Federal National Mortgage Association.
The Federal Portfolio also may invest in issues of the United States treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issues. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 21.

Prime Portfolio

The Prime Portfolio may invest in any of the following in addition to securities eligible for the Federal Portfolio:

	1. Certificates of deposit, bankers' acceptances, and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation, or holding companies of such banks.

	2. Commercial paper, including variable rate master demand notes of companies whose commercial paper is rated P-2 or higher by Moody's Investors Service, Inc. (Moody's) or A-2 or higher by Standard and Poor's Corporation (S&P). If not rated by either Moody's or S&P, a company's commercial paper, including variable rate master demand notes, may be purchased by the Prime Portfolio if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P. Variable rate master demand notes represent a borrowing arrangement under a letter of agreement between a commercial paper issuer and an institutional lender. Applicable interest rates are determined on a formula basis and are adjusted on a monthly, quarterly, or other term as set out in the agreement. They vary as to the right of the lender to demand payment. (For a description of money market securities and their ratings, see "Fixed Income Securities Described and Ratings" in the "Statement of Additional Information.")

	3. Short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P.

	4. Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home
Loan Banks Association and insured by Federal Deposit Insurance
Corporation.

To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses, since there are normally no broker's commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.
Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, the Fund will price its shares according to a procedure known as amortized cost, and will maintain 100% of its assets in securities with remaining maturities of 397 days or less, and limit its investments to those instruments which the Directors of the Fund determine present minimal credit risks, and which are eligible investments under the rule. Each Portfolio will maintain a weighted average maturity of 90 days or less. Since securities with maturities of one year or less are excluded from calculation of portfolio turnover, Scout Money Market Fund has no portfolio turnover ratio. The Fund paid no commissions during the fiscal year.

Scout Tax-Free Money Market Fund


Scout Tax-Free Money Market Fund's objective is to provide investors with the highest level of investment income exempt from federal income tax consistent with its quality and maturity standards. It also seeks to maintain liquidity and a constant price of $1.00 per share. The Fund cannot guarantee that these objectives will be achieved, but through careful management and diversification it will seek to reduce risk and enhance the opportunities for higher income and greater price stability. The Fund will not purchase any security which at the time of purchase has a maturity more than one year from the date of purchase.
During periods of normal market conditions, the Fund will invest at least 80% of its total assets (exclusive of cash) in short-term municipal securities, as defined in this Prospectus. This fundamental policy will not be changed without shareholder approval, except that the Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interest of shareholders, such as when market conditions dictate a defensive posture in taxable obligations. During the Fund's fiscal year ended June 30, 1995, 100% of income was exempt from federal income taxes.


Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the United States; (2) are rated MIG-1 or MIG-2 by Moody's; or (3) if the obligations or notes are not rated, of comparable quality as determined by the Board of Directors. Short-term discount notes are limited to those obligations rated A-1 by S&P, or Prime-1 by Moody's or their equivalents as determined by the Board of Directors. If the short-term discount notes are not rated, they must be of comparable quality as determined by the Board of Directors. (For a description of municipal securities and their ratings, see "Municipal Securities Described and Ratings" in the "Statement of Additional Information.")

While the Fund normally maintains at least 80% of the portfolio in municipal securities, it may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the United States of America, its agents or instrumentalities; certificates of deposit; bankers' acceptances and other short-term debt obligations of United States banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by Standard & Poor's Corp. or Prime-2 or better by Moody's Investors Service, Inc., or certain rights to acquire these securities.
The Fund reserves the right to hold cash reserves as management deems necessary for defensive or emergency purposes.
It is the policy of the Fund not to invest more than 25% of its assets in any one classification of municipal securities, except project notes or other tax-exempt obligations which are backed by the U.S. government.

Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.
To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses since there are normally no brokers' commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.
Scout Tax-Free Money Market Fund may invest in issues of the United States treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issue. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 21.

Scout WorldWide Fund

Scout WorldWide Fund intends to invest in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks) of established companies either located outside the United States or whose primary business is carried on outside the country. During its initial period of operations, while the Fund has net assets under $10 million, it is anticipated that American Depository Receipts (ADR's), which represent foreign securities and are traded on U.S. Exchanges or in the over-the-counter market, will constitute the bulk of the Fund's portfolio. However, the Fund reserves the right to invest directly in foreign securities or to purchase European Deposit Receipts (EDR's) and International Depository Receipts (IDR's), in bearer form, which are designed for use in European and other securities markets. Limiting the Fund investments to ADR's, may have the effect of limiting the Fund's investment alternatives and reducing the Fund's potential diversification resulting in additional risk to the Fund, however, management believes that use of ADR's in the initial period of operations will be a cost-effective method of participating in international securities, and will lessen the exposure of the Fund and its shareholders to various special risks inherent in foreign securities investments (See "Special Risk Considerations").
The Fund will use the portfolio management policies described below to attempt to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Fund's portfolio securities by investing in equity securities which in the opinion of investment counsel, offer good growth potential and in many cases pay dividends. The Fund will look at such factors as the company's assets, personnel, sales, earnings and location of its corporate headquarters to determine whether more than 50% of such assets, personnel, sales or earnings are located outside the United States and therefore the company's primary business is carried on outside the United States. The Fund diversifies its investments among various countries and a number of different industries.

There is no guarantee that the Fund's objective will be achieved. Investments in international securities involve risks in addition to those risks associated with investments in the United States (See "Special Risk Considerations" ). Therefore, the Fund should be considered only as a means for international diversification and not as a complete investment program. The Fund is designed for long-term investors who are able to accept the risks of international investing. The investment objective of the Fund cannot be changed without the approval of the holders of a majority of the Fund's outstanding shares.

The Fund is designed to provide investors with a diversified participation in international businesses. Over the years, some foreign businesses have been especially successful in their particular industries and some foreign stock markets have outperformed the American markets. Foreign securities markets do not always move in parallel with the U.S. securities markets, so investing in international securities can provide diversification advantages. Because the underlying securities of the ADRs' in which the Fund invests trade primarily in foreign markets, any rise or fall of the U.S. dollar in relation to foreign currencies will affect their U.S. dollar value and thereby will affect the investment performance of the Fund. A change in the value of any foreign currency relative to the dollar will result in a corresponding change in the dollar value of Fund assets whose underlying securities are denominated or traded in that currency.

The Fund primarily invests in securities of seasoned companies which are listed on U.S. stock exchanges and which the investment counsel considers to have attractive characteristics in terms of profitability, growth and financial resources."Seasoned" and "established" companies are those companies which have been in existence for at least 3 years and, in the opinion of the investment counsel, are known for the quality and acceptance of their products or services and for their ability to generate profits and in many cases pay dividends. The Fund may invest in fixed-income securities of foreign governments or companies when the investment counsel believes that prevailing market, economic, political or currency conditions warrant such investments. While most foreign securities are not subject to standard credit ratings, the investment counsel intends to select "investment grade" issues of foreign debt securities which are comparable to a Baa or higher rating by Moody's Investors Service, Inc. or a BBB or higher rating by Standard and Poor's Corporation, based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to be medium grade and have speculative characteristics. Equity securities of non-United States companies will be selected on the same criteria as securities of United States domestic companies. The Fund may invest in securities which are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. The Fund does not intend to hold assets in its portfolio in excess of 5% of total assets in securities whose ratings have dropped below investment grade. The Investment Counsel will review such securities and determine appropriate action to take with respect to such securities.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange which one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund.
Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Fund will not speculate in foreign forward exchange. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The Fund intends to diversify investments broadly among countries and normally to have represented in the portfolio business activities of not less than three foreign countries. Generally, the Fund does not intend to invest more than 25% of its total assets in any one particular country or securities issued by a foreign government, its agencies or instrumentalities in the foreseeable future. However, the Fund may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments.

Necessary reserves will be held in cash or short-term debt obligations, including repurchase agreements (see below), readily changeable to cash. The management believes, however, that there may be times when the shareholders' interests are best served and the Fund's investment objectives are most likely to be achieved, by investing in securities convertible into common stocks rated A or better by Standard & Poor's or Moody's, or defensive issues such as high-grade bonds or other defensive issues rated A or better by Standard & Poor's or Moody's. It retains the freedom to administer the portfolio of the Fund accordingly when, in its judgment, economic and market conditions make such a course desirable.
Scout WorldWide Fund's annualized turnover ratio for the fiscal year ended December 31, 1993, was 2% and for December 31,
1994, it was 24%. Commissions paid during the fiscal year ended December 31, 1994 amounted to $20,307.

REPURCHASE AGREEMENTS

A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Funds.

The Funds will enter into such repurchase agreements only with United States banks (including affiliates of UMB Financial Corporation) having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors. In those cases where securities issued by affiliate banks of UMB Financial Corporation are purchased, no preference will be given to such issuers over other issuers. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days, and other illiquid securities, will not exceed 10% of the total assets of any Fund.

RISK FACTORS APPLICABLE TO
REPURCHASE AGREEMENTS

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

RISK FACTORS PECULIAR TO MONEY MARKET
INSTRUMENTS

The yield and the principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. The Fund will seek to minimize these risks through portfolio diversification, careful portfolio selection among securities considered to be high quality and by maintaining short average maturities.

RISK FACTORS APPLICABLE TO CONCENTRATION OF
ASSETS IN
THE BANKING INDUSTRY

Concentration of assets in the banking industry may increase the element of risk because banks are highly leveraged. The manager believes this risk is reduced because purchases will be limited to banks which are members of the Federal Deposit Insurance Corporation, although securities purchased by the Fund may not be FDIC insured deposits. Furthermore, the manager will carefully evaluate the financial ratios and asset characteristics of banks in which the Funds might invest, and reject those banks whose financial ratios and asset characteristics are not, in the manager's opinion, sufficiently strong.

Risk Factors applicable
to foreign investments

From time to time, Scout WorldWide Fund may invest in companies located in developing countries. A developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries. The Fund will not invest more than 20% of its total assets in companies located in developing countries.

Under normal circumstances the Fund will invest at least 65% of its assets in equity securities of foreign issuers. However, to meet the liquidity needs of the Fund or when the Fund believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest all or a major portion of its assets in short-term debt securities denominated in U.S. dollars, including U.S. treasury bills and other securities of the U.S. government and its agencies, bankers' acceptances and certificates of deposit rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service as well as enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers which are collateralized by such securities. The Fund may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.

INVESTMENT RESTRICTIONS

In addition to the policies set forth under the caption "Investment Objective and Portfolio Management Policy" the Funds are subject to certain other restrictions which may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund or the affected Portfolio. Among these restrictions, the more important ones are that the Fund (Portfolio) will not purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; borrow money in excess of 10% of total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of portfolio securities; will repay all borrowings before making additional investments (interest paid on such borrowings will reduce net income). The full text of these restrictions is set forth in the "Statement of Additional Information."
There is no limitation with respect to investments in U.S. Treasury Bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

PERFORMANCE MEASURES

From time to time, each of the Funds may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of Scout Stock Fund, Scout
Regional Fund, Scout Bond Fund and Scout WorldWide Fund performance is included in the Fund's Annual Report to Shareholders which is available from the Fund upon request at no charge.

Yield

From time to time, each portfolio of Scout Money Market Fund and Scout Tax-Free Money Market Fund may advertise "yield" and "effective yield." The "yield" of a Fund refers to the income generated by an investment in a Fund over a seven-day period
(which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Each portfolio of Scout Money Market Fund, and Scout Tax-Free
Money Market Fund may quote their yields in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of these Funds and in providing a basis for comparison with other investment alternatives. However, since the net investment income of these Funds changes in response to fluctuations in interest rates and Fund expenses, any given yield quotations should not be considered representative of the Fund's yields for any future period. Current yield and price quotations for the Scout Funds may be obtained by telephoning 1-800-996-2862.

Total Return

Scout Stock Fund, Scout Regional Fund, Scout Bond Fund and
Scout WorldWide Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Funds' shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Fund's operations, or on a year-by-year basis). When considering
"average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons

In advertisements or in reports to shareholders, each of the Funds may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, Scout Stock, Scout Regional, Scout
WorldWide and Scout Bond Funds may compare their performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. Scout Stock Fund or Scout Regional Fund may also compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, or the Consumer Price Index. Scout Bond Fund may compare its performance to the Shearson/Lehman Government/ Corporate Index, an unmanaged index of government and corporate bonds. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week,
Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-
Load Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of Scout Stock Fund, Scout
Regional Fund and Scout Bond Fund. Similarly, each Portfolio of Scout Money Market Fund, and Scout Tax-Free Money Market
Fund may compare their yields to the Donoghue's Money Fund
Average and the Donoghue's Government Money Fund Average which are averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, or to the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the Scout Funds is contained in the "Statement of Additional Information."

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's
Personal Finance Magazine, Financial World, Forbes, U.S. News
& World Report, Business Week, The Wall Street Journal,
Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety,
The Mutual Fund Letter, No-Load Fund Investor, United Mutual
Fund Selector, No-Load Fund Analyst, No- Load Fund X, Louis
Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA
Investment Technologies, Inc., Wiesenberger Investment
Companies Service, and Donoghue's Mutual Fund Almanac.

HOW TO PURCHASE SHARES

You must specify the Fund in which you desire to invest on your application form. Failure to do so will result in the application and your check or bank wire being returned to you.
Shares are purchased from the Fund at net asset value (no sales charge) next computed after a purchase order has become effective, through its agent, Jones & Babson, Inc., P.O. Box
410498, Kansas City, MO 64141-0498. For information call toll free 1-800-996-2862.

Purchase orders for Scout Stock Fund, Scout Regional Fund,
Scout Bond Fund and Scout WorldWide Fund become effective upon receipt by the Fund. Purchase orders for Scout Money
Market Fund and Scout Tax-Free Money Market Fund become effective when received in the form of federal funds or converted to federal funds and accepted by the Fund. Payments transmitted by federal funds wire can become effective upon receipt. Payments transmitted by other bank wire may take longer to be converted to federal funds. (Federal funds are deposits made by member banks of the Federal Reserve System with the Federal Reserve Bank which can be electronically transferred from one member bank to another.)

The Funds reserve the right in their sole discretion to withdraw all or any part of the offerings made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of a Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs. The Fund reserves the right to refuse to accept orders for fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc. will cover the loss.

INITIAL INVESTMENTS

Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. Make your check ($1,000 minimum) payable to UMB Bank, n.a. Mail your application and check to:

The Scout Fund Group
P.O. Box 410498
Kansas City, Missouri 64141-0498

Initial investments - By wire. You may purchase shares of the Fund by wiring the purchase price ($1,000 mini-mum) through the Federal Reserve Bank to the custodian, UMB
Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-996-2862 and provide it with the identity of the registered account owner, the registered address, the Social Security or Tax Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
Kansas City, Missouri, ABA #101000695
For:    Scout Money Market Fund, Inc.
				Prime Portfolio/AC = 980118-6957
				Federal Portfolio/AC = 980118-6965
			Scout Stock Fund, Inc./AC = 980118-7023
			Scout Regional Fund, Inc./
				AC = 987007-7108
			Scout Bond Fund, Inc./AC = 980118-7015
			Scout Tax-Free Money Market Fund, Inc./
				AC = 980118-6981
			Scout WorldWide Fund, Inc./AC= 987047-5332
			(As appropriate)
For Account No. (insert assigned Fund account number and name in which account is registered.)

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds will be delayed until the completed application is received by the Fund.

INVESTMENTS SUBSEQUENT
TO INITIAL INVESTMENT

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail, or $500 or more if purchases are made by wire.

Checks should be mailed to the Funds at their address, but made payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the Scout Fund in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

TELEPHONE INVESTMENT SERVICE

To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service, you may purchase Fund shares by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased. You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

AUTOMATIC MONTHLY
INVESTMENT PLAN

You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

HOW TO REDEEM SHARES

Shareholders registered in the stock records of the Funds may withdraw all or part of their investment by redeeming shares for which a Fund has received unconditional payment in the form of federal funds or such payment has been converted to federal funds and accepted by the Fund. For your convenience, and to enable your account to continue earning daily dividends as long as possible, Scout Money Market Fund and Scout Tax-Free Money
Market Fund offer expedited redemption procedures by telephone/telegraph and draft ("check"), in addition to normal mail procedures.

In each instance you must comply with the general requirements relating to all redemptions as well as with specific requirements set out for the particular redemption method you select. If you wish to expedite redemptions by using the telephone/telegraph or draft writing (check) privileges, for Scout Money Market or Scout Tax-
Free Money Market Fund, you should carefully note the special requirements and limitations relating to these methods.
All redemption requests must be transmitted to the Funds, P.O.
Box 410498, Kansas City, Missouri 64141-0498. Shareholders who have authorized telephone redemption for Scout Money
Market Fund or Scout Tax-Free Money Market Fund may call toll free 1-800-996-2862.

The Funds will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined.")
The Funds will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the fifth day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.
Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase. You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Funds well ahead of an anticipated redemption in order to avoid any possible delay.

Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted. Expedited redemption privileges are available for Scout Money Market and Scout Tax-Free Money Market Funds only.
The right of redemption may be suspended or the date of payment postponed beyond the normal five-day period when the New York
Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission.
Additional details are set forth in the "Statement of Additional
Information."

With respect to Scout Money Market and Scout Tax-Free Money Market Funds, shares redeemed will be entitled to receive all dividends declared through the day preceding the date of redemption. If you redeem all of the shares in your account, in addition to the share redemption check, a separate check representing all dividends declared but unpaid on the shares redeemed will be distributed on the next dividend payment date. Any amount due you in your declared but unpaid dividend account cannot be redeemed by draft.

Withdrawal By Mail - Shares may be redeemed by mailing your request to the Funds. To be in "good order" the request must include the following:

	(1)     A written redemption request or stock assignment
(stock power) containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s), account number and the number of shares or the dollar amount to be redeemed;

	(2) any outstanding stock certificates representing shares to be redeemed;

	(3)     signature guarantees as required; and
(See Signature Guarantees.)

	(4)     any additional documentation which the
Fund may deem necessary to insure a genuine redemption such as an application if one is not on file, or in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity (See below).

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates or incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.

Signature Guarantees are required in connection with all redemptions by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible Guarantor institution" as defined under Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $10,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Funds have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

Withdrawal By Telephone or Telegraph - (Scout MONEY
MARKET AND Scout TAX-FREE MONEY MARKET FUNDS
ONLY) - you may withdraw any amount of $1,000 or more by telephone toll free 1-800-996-2862, or by telegram to the Fund's address.

Telephone/telegraph redemption authorizations signed by all registered owners with signatures guaranteed must be on file with the Funds before you may redeem by telephone or telegraph. The signature guarantee requirement may be waived by the Funds if the request for this redemption method is made at the same time the initial application to purchase shares is submitted.
All communications must include the Fund's name, Portfolio name
(if applicable), your account number, the exact registration of your shares, the number of shares or dollar amount to be redeemed, and the identity of the bank and bank account (name and number) to which the proceeds are to be wired. This procedure may only be used for non-certificated shares held in open account. For the protection of shareholders, your redemption instructions can only be changed by filing with the Funds new instructions on a form obtainable from the Funds which must be properly signed with signature(s) guaranteed.

Telephone or telegraph redemption proceeds may be transmitted to your pre-identified bank account either by wire or mail to a domestic commercial bank which is a member of the Federal
Reserve System, or by credit to such account with UMB Bank, n.a. as designated by you on your pre-authorization form. If you elect to have proceeds wired to your bank, and your request is received prior to 12:00 noon (Central Time), proceeds normally will be wired the following business day. If your request is received during the day thereafter, proceeds normally will be wired on the second business day following the day of receipt of your request. It is the Scout Funds' present policy not to assess wire charges on amounts of $5,000 or more, or on amounts credited to a bank account with UMB Bank, n.a. A charge of $5 normally will be made on lesser amounts wired to other banks, but this charge may be reduced or waived in connection with master accounts. If you elect to have proceeds credited to your account with UMB
Bank, n.a., and your request is received prior to 10:00 A.M.
(Central Time), proceeds normally will be credited that day.
Normally, your bank account will be credited on the following business day if your request is received after 10:00 A.M. (Central
Time). The Funds reserve the right to change their policy or to refuse a telephone or telegraph redemption request or require additional documentation to assure a genuine redemption, and, at their option, may pay such redemption by wire or check and may limit the frequency or the amount of such request. The Funds reserve the right to terminate or modify any or all of the services in connection with this privilege at any time without prior notice. Neither the Funds nor Jones & Babson, Inc. assumes responsibility for the authenticity of withdrawal instructions, and there are provisions on the authorization form limiting their liability in this respect.

Withdrawal by Draft ("Check") - (Scout MONEY MARKET
AND Scout TAX-FREE MONEY MARKET FUNDS ONLY) - you may elect this method of redemption on your original application, or on a form which will be sent to you upon request.
All signatures must be guaranteed unless this method of redemption is elected on your original application. The authorization form, which all registered owners must sign, also contains a provision relieving the Funds and Jones & Babson, Inc. from liability for loss, if any, which you may sustain arising out of a non-genuine redemption pursuant to this redemption feature.
Any additional documentation required to assure a genuine redemption must be maintained on file with the Funds in such a current status as the Funds may deem necessary. A new form properly signed and with the signature(s) guaranteed must be received and accepted by the Funds before authorized redemption instructions already on file with the Funds can be changed.

You will be provided a supply of drafts ("checks") which may be drawn on the Funds. Drafts must be deposited in a bank account of the payee to be cleared through the banking system in order to be presented to the Funds for payment through UMB Bank, n.a. An additional supply of drafts will be furnished upon request. There presently is no charge for these drafts or their clearance. However, the Funds and UMB Bank, n.a. reserve the right to make reasonable charges and to terminate or modify any or all of the services in connection with this privilege at any time and without prior notice.

These drafts may be signed by any joint owner unless otherwise indicated on the account application. They may be made payable to the order of any person in the amount of $500 or more. The bank of the draft payee must present it for collection through UMB Bank, n.a. which delivers it to the Fund for redemption of a sufficient number of shares to cover the amount of the draft. Dividends will be earned by the shareholder on the draft proceeds until the day preceding the date it clears at UMB Bank, n.a. Drafts will not be honored by the Funds and will be returned unpaid if there are insufficient open account shares to meet the withdrawal amount. The Funds reserve the right to withhold the bank's redemption request until they determine that they have received unconditional payment for at least the number of shares required to be redeemed to make payment on the draft. If such a delay is necessary, the bank may return the draft not accepted (by the Funds) because there are not sufficient shares for which good payment has been received in the shareholder account. Dividends declared but not yet paid to you cannot be withdrawn by drafts. Drafts (checks) may not be used as a redemption form.
Due to the high cost of maintaining smaller accounts, the Directors have authorized the Funds to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account,
(2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met.

SYSTEMATIC REDEMPTION PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary.
If such a change is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or redeem all of your shares remaining at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

HOW TO EXCHANGE SHARES
BETWEEN Scout FUNDS

Shareholders may exchange their Fund shares which have been held in open account for 15 days or more, and for which good payment has been received, for identically registered shares of any other Scout Fund, or any other Portfolio in the Scout Fund Group, which is legally registered for sale in the state of residence of the investor, provided that the minimum amount exchanged from a Fund or Portfolio has a value of $1,000 or more and meets the minimum investment requirement of the Fund or Portfolio into which it is exchanged. An exchange between two Scout Funds is treated as a sale of the shares from which the exchange occurs and a purchase of shares of the fund into which the exchange occurs. Exchanging shareholders will receive the next quoted prices for their shares after the request is received in "good order" (See "How Share Price is Determined.")

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must authorize this privilege on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any unforeseen circumstances where continuance of these privileges would be detrimental to the Fund or its shareholders such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account by name and number, the number of shares or dollar amount to be redeemed for exchange, and the Scout Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in any Fund for shares of another Fund or Portfolio in the Scout Fund Group, you should review the prospectus carefully. Any such exchange will be based upon the respective net asset values of the shares involved. An exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.

HOW SHARE PRICE IS DETERMINED

The net asset value per share of each Fund (Portfolio) is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of each Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or customary holidays. For a list of the holidays during which any of the Funds are not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."
The per share calculation is made by subtracting from total assets any liabilities and then dividing this net amount by the total outstanding shares as of the date of the calculation.
Stock, Regional, Bond and WorldWide Funds

The price at which new shares of Scout Stock Fund, Scout
Regional Fund, Scout Bond Fund and Scout WorldWide Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 4:00 P.M. (Eastern Time), except on those days when these Funds are not open for business.
Money market securities held by Scout Stock Fund and Scout
Bond Fund which on the date of valuation have 60 days or less to maturity, are valued on the basis of the amortized cost valuation technique which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
For Scout Stock Fund, Scout Regional Fund and Scout
WorldWide Fund, each security listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one
Exchange, the Fund will use the price of that Exchange which is generally considered to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.
For Scout Bond Fund, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Use of the pricing service has been approved by Scout Bond Fund's Board of Directors.

Money Market and Tax-Free Money Market Funds

The price at which new shares of each Portfolio of Scout Money Market Fund and Scout Tax-Free Money Market Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 1:00 P.M. (Eastern Time), except on those days when these Funds are not open for business. Normally the price of each Portfolio of Scout Money Market Fund and the price of Scout Tax-Free Money Market Fund will be $1.00 because these Funds will adhere to a number of procedures designed, but not guaranteed, to maintain a constant price of $1.00 per share. Although unlikely, it still is possible that the value of the shares you redeem may be more or less than your cost depending on the market value of these Funds' securities at the time a redemption becomes effective.

For the purpose of calculating each Fund's net asset value per share, securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Funds computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for its portfolio instruments. Thus, if the use of amortized cost by the Funds resulted in a lower aggregate value on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing market values, and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

The use of amortized cost and the maintenance of each Fund's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the Investment Company
Act of 1940. To assure compliance with adopted procedures pursuant to Rule 2a-7 under the Investment Company Act of 1940
(the "1940 Act"), the Fund will only invest in U.S. dollar denominated securities with remaining maturities of 397 days or less, maintain the dollar weighted average maturity of the securities in the Fund's portfolio at 90 days or less and limit its investments to those instruments which the Directors of the Fund determines present minimal credit risks and which are eligible investments under the rule.
The Directors have established procedures designed to maintain the Funds' price per share, as computed for the purpose of sales and redemptions, at $1.00. These procedures include a review of the Funds' holdings by the Directors at such intervals as they deem appropriate to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. If any deviation exceeds one-half of one percent, the Directors will promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withhold dividends; make a special capital distribution; redeem shares in kind; or establish net asset value per share using available market quotations.

There are various methods of valuing the assets and of paying dividends and distributions from a money market fund. Each
Portfolio values its assets at amortized cost while also monitoring the available market bid prices, or yield equivalents. Since dividends from net investment income will be accrued daily and paid monthly, the net asset value per share of each Portfolio will ordinarily remain at $1.00, but the Portfolio's daily dividends will vary in amount.

OFFICERS AND DIRECTORS

The officers of the Funds manage their day-to-day operations. The Funds' manager and officers are subject to the supervision and control of the Boards of Directors. A list of the officers and directors of the Funds and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

MANAGEMENT AND
INVESTMENT COUNSEL

Jones & Babson, Inc. was founded in 1960. It organized Scout Stock, Bond, Money Market and Tax-Free Money Market Funds in 1982, Scout Regional Fund in 1986, and Scout WorldWide
Fund in 1993 and acts as their manager and principal underwriter. Pursuant to the current Management Agreements, Jones &
Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodians, independent public accountants and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration. As underwriter of the Funds, Jones & Babson also pays for distribution of the Fund's shares.

As a part of the Management Agreement, Jones & Babson, Inc.
employs at its own expense UMB Bank, n.a. as its investment counsel to assist in the investment advisory function for the Fund's.

UMB Bank, n.a. has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Funds to maintain extensive duplicate staffs, with the consequent increase in the cost of investment advisory service. David B. Anderson has been the portfolio manager of Scout Stock Fund since 1982 and portfolio manager of Scout Regional Fund since its inception in 1992. He joined UMB Investment Advisors in 1979 and has 23 years of investment management experience. William F. Anthony has been the portfolio manager of Scout Tax-Free Money Market Fund since 1995. He joined UMB Investment Advisors in 1991 and has over 30 years of investment management experience. James L. Moffett has been the portfolio manager of Scout WorldWide Fund since its inception in September, 1993. He is a Chartered Financial Analyst. He joined UMB Bank Kansas (previously Commercial National Bank) in
1979 and has more than 27 years of experience in investment management. William A. Faust has been the portfolio manager of both the Federal and Prime Portfolios of Scout Money Market
Fund since 1995. He joined UMB Investment Advisors in 1983 and has over 24 years of investment management experience. George W. Root has been the portfolio manager of Scout Bond
Fund since 1982. He joined UMB Investment Advisors in 1978 and has 19 years of investment management experience.


The cost of the services of UMB Bank, n.a. (including custodian fees) are included in the fees of Jones & Babson, Inc. The
Management Agreements limit the liability of the manager and its investment counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence, or reckless disregard of their duties.
As compensation for all the foregoing services, Scout Stock Fund, Scout Regional Fund, Scout Bond Fund and Scout WorldWide
Fund pay Jones & Babson, Inc. a fee at the annual rate of 85/100 of one percent (.85%) of their total net assets, which is computed daily and paid semimonthly, from which Jones & Babson, Inc.
pays UMB Bank, n.a. an investment advisory fee of 35/100 of one percent (.35%), a custodian fee of 15/100 of one percent (.15%) and a fee for portfolio accounting services of 5/100 of one percent (.05%). The total expenses of Scout Stock Fund for the fiscal year ended June 30, 1995, amounted to .86% of the average net assets of that Fund which included the following amounts paid to UMB
Bank, n.a.: $187,308 for custodian services, $439,315 for advisory services and $37,656 for portfolio accounting services. The total expenses of Scout Bond Fund for the fiscal year ended June 30, 1995, amounted to .86% of the average net assets of that Fund which included the following amounts paid to UMB Bank, n.a.: $113,650 for custodian services, $269,115 for advisory services and $23,067 for portfolio accounting services. The total expenses of Scout
Regional Fund for the fiscal year ended December 31, 1994, amounted to .91% of the average net assets of that Fund which included the following amounts paid to UMB Bank, n.a.: $37,073 for custodian services and $94,489 for advisory services. The total expenses of Scout WorldWide Fund for the fiscal year ended
December 31, 1994, amounted to .85% of the average net assets of that Fund which included the following amounts paid to UMB
Bank, n.a.: $17,211 for custodian services and $44,144 for advisory services.

Scout Money Market Fund and Scout Tax-Free Money Market
Fund pay Jones & Babson, Inc. a fee at the annual rate of 50/100 of one percent (.50%) of their total net assets, which is computed daily and paid semimonthly, from which Jones & Babson, Inc.
pays UMB Bank, n.a. an investment advisory fee of 1/10 of one percent (.10%), a custodian fee of 13.5/100 of one pecent (.135%) and a fee for portfolio accounting services of 3/100 of one percent (.03%). The total expenses of the Federal Portfolio of Scout
Money Market Fund for the fiscal year ended June 30, 1995, amounted to .51% of the average net assets of the Portfolio which included the following amounts paid to UMB Bank, n.a.:
$286,017 for custodian services and $57,882 for portfolio accounting services. Advisory fees of $31,765 (partial period) were paid to UMB Bank, n.a. and $127,938 (partial period) were paid to David L. Babson & Co. under a previous Investment
Counsel Agreement. The total expenses of the Prime Portfolio of Scout Money Market Fund for the fiscal year ended June 30, 1995, amounted to .51% of the average net assets of the Portfolio which included the following amounts paid to UMB Bank, n.a.:
$308,996 for custodian services and $60,638 for portfolio accounting services. Advisory fees of $39,839 (partial period) were paid to UMB Bank, n.a. and $132,670 (partial period) were paid to David L. Babson & Co. under a previous Investment Counsel Agreement. The total expenses of Scout Tax-Free Money Market Fund for the fiscal year ended June 30, 1995, amounted to .54% of the average net assets of the Portfolio which included the following amounts paid to UMB Bank, n.a.: $150,357 for custodian services and $28,614 for portfolio accounting services. Advisory fees of $16,472 (partial period) were paid to UMB Bank, n.a. and $61,196 (partial period) were paid to David L. Babson & Co. under a previous Investment
Counsel Agreement.


The annual fees charged by Jones & Babson, Inc. is higher than the fees of most other investment advisors whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund. Yet, it compares favorably with these other advisers when all expenses to Fund shareholders are taken into account.

Not considered normal operating expenses and therefore payable by the Funds, are taxes, fees and other charges of governments and their agencies including the cost of qual-ifying the Funds' shares for sale in any jurisdiction, interest, brokerage costs, and all costs and expenses including legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Funds, their officers or directors may be subject or a party thereto.

Certain officers and directors of each Fund are also officers or directors or both of other Scout Funds or Jones &
Babson, Inc. Per share expenses of any Portfolio or Fund may differ due to differences in management or registration fees.


Jones & Babson, Inc. is a wholly-owned subsidiary of Business
Men's Assurance Company of America, which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance
Company of America. Mediobanca is a 5% owner of Generali.
The current Management Agreements between the Funds and Jones & Babson, Inc., which include the Investment Counsel
Agreements between Jones & Babson, Inc. and UMB Bank, n.a.
which have been approved by the Funds' shareholders, will continue in effect until October 31, 1996, and will continue automatically for successive annual periods ending each October
31 so long as such continuance is specifically approved at least annually by the Boards of Directors of the Funds or by a vote of the majority of the outstanding voting securities of the Funds, and, provided also that such continuance is approved by the vote of a majority of the Directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. All of the Agreements provide that either party may terminate by giving the other 60 days written notice. The Agreements terminate automatically if assigned by either party. Jones & Babson, Inc. acts as the transfer agent for each Fund.

GENERAL INFORMATION
AND HISTORY

On April 30, 1995 the name of the Fund group was changed from "UMB" to "Scout." Scout Stock Fund and Scout Bond Fund, both of which were incorporated in Maryland on July 29, 1982 as UMB Stock Fund, Inc. and UMB Bond Fund, Inc., Scout Regional Fund, which was incorporated in Maryland on July 11, 1986, as UMB Qualified Dividend Fund, Inc., and changed its name to UMB Heartland Fund, Inc. on July 30, 1991, and Scout WorldWide
Fund which was incorporated in Maryland on January 7, 1993 as UMB WorldWide Fund, Inc., each have a present authorized capitalization of 10,000,000 shares of $1 par value common stock. All shares of each Fund are of the same class with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights. The Funds may issue additional series of stock with the approval of the Fund's Board of Directors.

Scout Money Market Fund, incorporated in Maryland on June 23,
1982 as UMB Money Market Fund, Inc., has a present authorized capitalization of 1,500,000,000 shares of $.01 par value common stock. One-half of the shares are presently reserved for issuance to shareholders invested in the Federal Portfolio and one-half is reserved for the Prime Portfolio shareholders. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund in general and with respect to matters relating solely to the interests of the Portfolio for which issued, and (2) equal dividend, distribution and redemption rights to the assets of the Portfolio for which issued and to general assets, if any, of the Fund which are not specifically allocated to a particular Portfolio. Shares when issued are fully paid and non-assessable. Except for the priority of each share in the assets of its Portfolio, the Fund will not issue any class of securities senior to any other class. Shareholders do not have pre-emptive or conversion rights. The Fund may issue additional series of stock with the approval of the Fund's Board of Directors.

Scout Tax-Free Money Market Fund, incorporated in Maryland on
July 29, 1982 as UMB Tax-Free Money Market Fund, Inc., has a present authorized capitalization of 1,000,000,000 shares of $.01 par value common stock. All shares are of the same class with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Fund will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights. The Fund may issue additional series of stock with the approval of the Fund's Board of Directors.
Non-cumulative voting _ All of the Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland Statutes permit registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The
Funds have adopted the appropriate provisions in their By-Laws and will not hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent public accountants; and
(4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.

Federal Banking Laws - The Glass-Steagall Act is a federal law that prohibits national banks from sponsoring, distributing or controlling a registered open-end investment company. It is possible that certain activities of UMB Bank, n.a. relating to the Funds may be claimed to be comparable to the matters covered by such provisions. It is not expected that any conclusions regarding such activities of UMB Bank, n.a. would have any material effect on the assets of the Funds or their shareholders, because the Funds' management and distribution are under the control of Jones & Babson, Inc., the Funds' investment adviser and distributor, which is not subject to the Glass-Steagall Act. Although it is not anticipated that decisions under the Glass-Steagall Act adverse to UMB Bank, n.a. would have any material effect on the conduct of the Fund's operations, if any unanticipated changes affecting the Fund's operations were deemed appropriate, the Board of Directors would promptly consider suitable adjustments.

This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

In the opinion of the staff of the Securities and Exchange Commission, the use of this combined Prospectus may possibly subject all Funds to a certain amount of liability for any losses arising out of any statement or omission in this prospectus regarding a particular Fund. In the opinion of the Funds' management, however, the risk of such liability is not materially increased by the use of a combined Prospectus.

DIVIDENDS, DISTRIBUTIONS
AND THEIR TAXATION

Scout Stock Fund, Inc., Scout Regional Fund, Inc., and Scout WorldWide Fund, Inc. will pay substantially all of their net income semiannually, usually in June and December. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December. Dividends and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share next computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application or by written instructions filed with the Fund, to have them paid in cash.

In the case of Scout Tax-Free Money Market Fund, Inc. and each
Portfolio of Scout Money Market Fund, Inc., at the close of each business day, dividends consisting of substantially all of each Portfolio's net investment income are declared payable to shareholders of record at the close of that day, and credited to their accounts. All daily dividends declared during a given month will be distributed on the last day of the month.

In the case of Scout Bond Fund, at the close of each business day, dividends consisting of substantially all of the Fund's net investment income are declared payable to shareholders of record at the close of the previous business day, and credited to their accounts. All daily dividends declared during a given month will be distributed on the last day of the month. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December. Dividends and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share next computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application or by written instructions filed with the Fund, to have them paid in cash.
Each Fund and each Portfolio of Scout Money Market Fund has qualified and intends to continue to qualify each year as "a regulated investment company" under the Internal Revenue Code so that each Fund (or Portfolio) will not be subject to federal income tax to the extent it distributes its income to its shareholders. Dividends, either in cash or reinvested in shares, paid by the Funds from net investment income will be taxable to shareholders as ordinary income. In the case of Scout Stock Fund and Scout Regional Fund, dividends paid by such Funds will generally qualify in part for the 70% dividends-received deduction for corporations, but the portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by such Fund from domestic (U.S.) sources. Each Fund will send to shareholders a statement each year advising the amount and treatment of the dividend income.

Dividends and capital gains distributions, if any, are automatically reinvested in additional shares at net asset value, unless the shareholder has elected in writing to receive cash. The method of payment elected remains in effect until the Fund is notified in writing to the contrary. If at the time of a complete redemption and closing of a shareholder account, there is net undistributed income to the credit of the shareholder, it will be paid by separate check on the next dividend distribution date. In the case of a partial redemption, any net undistributed credit will be distributed on the next dividend date according to the shareholder's instructions on file with the Fund.

Whether paid in cash or additional shares of a Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Shareholders are notified annually by each Fund as to federal tax status of dividends and distributions paid by the Fund. In the case of Scout Tax-Free Money Market Fund, shareholders who have not been in such Fund for a full fiscal year may have designated as tax-exempt a percentage of income which is not equivalent to the actual amount applicable to the period for which they have held the shares. Such dividends and distributions may also be subject to state and local taxes.
Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions.
You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.
The Funds intend to declare and pay dividends and capital gains distributions so as to avoid imposition of the federal excise tax. To do so, each Fund (and in the case of Scout Money Market Fund, each Portfolio) expects to distribute during the calendar year an amount equal to: (1) 98% of its calendar year ordinary income; (2)
98% of its capital gains net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending each October 31; and (3) 100% of any undistributed ordinary or capital gain net income from the prior calendar year. Dividends declared in December of any year to shareholders of record on any date in December will be deemed to have been paid by the Fund (or Portfolio) and received by shareholders on the record date provided that the dividends are paid before February 1 of the following year.

To comply with IRS regulations, the Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

Exempt-Interest Dividends - Scout Tax-Free Money Market Fund intends to invest a sufficient portion of its assets in municipal securities so that it will qualify to pay "exempt-interest dividends" (as defined in the Internal Revenue Code) to its shareholders. The dividends payable by Scout Tax-Free Money Market Fund from net tax-exempt interest from municipal securities will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of such Fund consists of municipal securities. Exempt-interest dividends distributed to shareholders are not includable in the shareholder's gross income for federal income tax purposes. Any insurance proceeds which represent maturing interest on defaulted municipal securities held by Scout Tax-Free Money Market Fund will be excludable from federal gross income. Distributions of net investment income received by Scout Tax-Free Money Market
Fund from investments in debt securities other than municipal securities, and any net realized short-term capital gains distributed by Scout Tax-Free Money Market Fund, will be taxable to its shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations. Further, any distribution of net realized capital gains will generally be subject to taxation at the state and local level.

The Tax Reform Act of 1986 imposes certain additional restrictions on the use of tax-exempt bond financing for nongovernmental business activities such as industrial development bonds. Accordingly, interest on certain types of non-essential, or private activity bonds, may no longer be exempt from federal income tax. Interest on other types of non-essential or private activity bonds while still tax-exempt, will be treated as a tax preference item for corporate and individual investors in determining their liability in tax years beginning after 1986. Pursuant to the Social Security Act Amendments of 1993, up to
85% of a social security recipient's benefits may be included in federal taxable income (including income from tax-exempt sources such as tax-exempt bonds in Scout Tax-Free Money Market Fund) plus 50% of their benefits exceeding certain established amounts. The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR
OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF
INVESTMENT IN THE FUNDS.

SHAREHOLDER SERVICES

The Funds and their manager offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available.

Prototype Retirement Plans - The UMB Bank, n.a. has drafted several IRS-approved-as-to-form prototype retirement plans to assist individuals, sole proprietors, partnerships and corporations in meeting their tax qualified retirement plan needs.

Individual Retirement Account (IRA) - The Bank also makes available IRA accounts for individuals.

For further information about these services, please contact UMB
Bank, n.a.

SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Funds, 1-800-
996-2862.
Shareholders may address written inquiries to the Funds at:
The Scout Fund Group
P.O. Box 410498
Kansas City, MO 64141-0498

For express delivery services:
The Scout Fund Group
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, MO 64108

PART B

SCOUT STOCK FUND, INC.
SCOUT REGIONAL FUND, INC.
SCOUT BOND FUND, INC.
SCOUT MONEY MARKET FUND, INC.
SCOUT TAX-FREE MONEY MARKET FUND, INC.
SCOUT WORLDWIDE FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION




October 31, 1995

This Statement is not a Prospectus but should be read in conjunction with the Funds' current Prospectus dated October 31, 1995. To obtain the Prospectus please call the Funds toll free 1-800-4-BABSON
(1-800-422-2766), or in the Kansas City area 471-5200.


TABLE OF CONTENTS

	Page
Investment Objectives and Policies
Portfolio Transactions
Investment Restrictions
Scout Stock Fund
Scout Regional Fund
Scout Bond Fund
Scout Money Market Fund
Scout Tax-Free Money Market Fund
Scout WorldWide Fund
Performance Measures
How the Funds' Shares are Distributed
How Share Purchases are Handled
Redemption of Shares
Signature Guarantees
Dividends and Distributions
Management and Investment Counsel
How Share Price is Determined
Officers and Directors
Custodian
Independent Public Accountants
Other Funds
Fixed Income Securities Described and Ratings
Municipal Securities Described and Ratings
Financial Statements

INVESTMENT OBJECTIVES AND
POLICIES

The following policies supplement the Funds' investment objectives and policies set forth in the Prospectus.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by Jones & Babson, Inc. pursuant to recommendations by UMB Bank, n.a. for all the Scout Funds. Officers of the Funds and Jones
& Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

In all transactions, it is the Funds' policy to obtain the best combination of price and execu-tion commensurate with the circumstances as viewed at the time.

Scout Money Market Fund and Scout Tax-Free
Money Market Fund expect that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or in the over-the-counter market from a principal market maker for the securities, unless it appears that a better combination of price and execution may be obtained elsewhere. Usually there will be no brokerage commission paid by these Funds for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on the circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

The Funds believe it is in their best interest and that of their shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services.
However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business.
Allocation is reviewed regularly by both the Boards of Directors of the Funds and Jones &
Babson, Inc.

Since the Funds do not market their shares through intermediary brokers or dealers, it is not their practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend a Fund to other clients, or who act as agent in the purchase of Fund shares for their clients.

Research services furnished by broker-dealers may be useful to the Fund manager and its investment counselors in serving other clients, as well as a Fund. Conversely, a Fund may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, a Fund may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding.
Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

The Funds do not intend to purchase securities solely for short-term trading; nor will securities be sold for the sole purpose of realizing gains.
However, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Funds' manager believes to be a disparity in the normal yield relationship between the two securities. In addition, a security may be sold and another purchased when, in the opinion of management, a favorable yield spread exists between specific issues or different market sectors.

Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.

INVESTMENT RESTRICTIONS

In addition to the investment objectives and portfolio management policy set forth in the Prospectus under the caption "Investment
Objective and Portfolio Management Policy," the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Funds or the affected Portfolio series.

Scout Stock Fund will not: (1) purchase the securities of any one issuer, except the United
States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3)
underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability;
(15) invest in securities issued by affiliate banks of UMB Financial Corporation; or (16) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Scout Regional Fund will not: (1) purchase the securities of any one issuer, except the United
States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3)
underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability;
(15) invest in securities issued by affiliate banks of UMB Financial Corporation; or (16) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Scout Bond Fund will not: (1) purchase the securities of any one issuer, except the United
States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3)
underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest more than 25% of the value of its assets in any one industry; or
(15) invest in securities which are assessable or involve unlimited liability; (16) invest in securities issued by affiliate banks of UMB
Financial Corporation; or (17) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Scout Money Market Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase the securities of any issuer
(other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, (a) more than 5% of either Portfolio's total assets (taken at current value) would be invested in the securities of such issuer, or (b) either Portfolio would hold more than 10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities); (3) borrow money in excess of 10% of either Portfolio's total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes;
the Fund will not borrow to increase income
(leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of Portfolio securities; the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income; (4) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% as long as the Fund's shares are registered for sale in certain states) of the value of its total assets but only to secure borrowings for temporary or emergency purposes; (5) issue senior securities, as defined in the Investment Company
Act of 1940, as amended; (6) underwrite securities issued by other persons; (7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate; (8) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; the purchase of a security subject to a repurchase agreement is not considered making a loan; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if to the knowledge of the Fund's management directors of the Fund, each of whom owns more than one-half of one percent
(.5%) of such securities, together own more than five percent (5%) of the securities of such issuer;
(11) purchase or sell commodities or commodity contracts; (12) write, or invest in, put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs; (13) invest in companies for the purpose of exercising control; (14) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; (15) invest more than 5% of the value of either
Portfolio's total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States government or its agencies or instrumentalities; (16) purchase any securities which would cause more than 25% of the value of a Portfolio's total net assets at the time of such purchase to be invested in any one industry; provided, however, that the Prime
Portfolio reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances of domestic branches of U.S.
banks; or (17) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

There is no limitation with respect to
investments in U.S. treasury bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

Scout Tax-Free Money Market Fund will not:
(1) invest in equity securities or securities convertible into equities; (2) purchase more than ten percent (10%) of the outstanding publicly issued debt obligations of any issuer; (3) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes (and not for the purpose of leveraging its investments), and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; the Fund will repay all borrowings before making additional investments;
(4) pledge, mortgage or hypothecate its assets to an extent greater than ten percent (10%) of the value of its net assets; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite any issue of securities; (7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by a real estate interest therein; (8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed; the purchase of a security subject to a repurchase agreement is not considered making a loan; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if those directors of the corporation, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) invest in, put, call, straddle or spread options; (13) purchase securities of any issuer (except the United States government, its agencies and instrumentalities, and any municipal bond guaranteed by the United States government) if, as a result, more than 5% of the total assets would be invested in the securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security; (14) invest in companies for the purpose of exercising control; (15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; or (16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States government or its agencies or instrumentalities.

Scout WorldWide Fund will not: (1) purchase the securities of any one issuer, except the United
States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities contracts, including futures contracts; (3) un-derwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general dis-tributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director benefi-cially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets
(computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1, and provided further that the Fund will not purchase securities when borrowings exceed 5% of of its total assets;
(13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability;
(15) invest in securities issued by affiliate banks of UMB Financial Corporation; or (16) issue senior securities except that borrowings from banks are permitted so long as the requisite asset coverage under restriction (12) above has been provided.

In addition to the fundamental investment restrictions set out above, in order to comply with the law or regulations of various states, the Funds will not engage in the following practices: (1) invest in securities which are not readily marketable, or in securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange, (2) write put or call options, (3) invest in oil, gas and other mineral leases or arbitrage transactions, (4) purchase or sell real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate); or (5) purchase securities of issuers which the company is restricted from selling to the public without registration under the Securities Act of 1933, including Rule 144(a) securities.

Certain states also require that the Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets may be warrants which are not listed on the New York or American Stock
Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value for purposes of this limitation.
In addition, the Funds have undertaken to the state of California to comply with the expense limitations set forth in Rule 260.140.84(a) of Title
10 of the California Administrative Code.

PERFORMANCE MEASURES

Yield of Scout Money Market Fund
and Scout Tax-Free Money Market Fund

From time to time, each Portfolio of the Scout
Money Market Fund and Scout Tax-Free Money
Market Fund may quote their yields in
advertisements, shareholder reports or other communications to shareholders. Yield information is generally available by calling the Funds toll free 1-800-996-2862.

The current annualized yield for each Portfolio
of the Scout Money Market Fund  and Scout Tax-
Free Money Market Fund is computed by:  (a)
determining the net change in the value of a
hypothetical pre-existing account in a Fund
having a balance of one share at the beginning of
a seven calendar-day period for which yield is to
be quoted, (b) dividing the net change by the value
of the account at the beginning of the period to
obtain the base period return, and (c) annualizing
the results (i.e., multiplying the base period return
by 365/7).  The net change in value of the account
reflects the value of additional shares purchased
with dividends declared on the original share and
any such additional shares, but does not include
realized gains and losses or unrealized
appreciation and depreciation.  In addition, each
Fund may calculate a compound effective yield by
adding 1 to the base period return (calculated as
described above, raising the sum to a power  equal
to  365/7  and sub-tracting 1).


For the seven-day period ended June 30, 1995, the current annualized yield of the Scout Money
Market Fund - Federal Portfolio was ____% and the compound effective yield was ____%. At June
30, 1995 that Portfolio's average maturity was __ days. For the seven-day period ended June 30, 1995, the current annualized yield of the Scout
Money Market Fund - Prime Portfolio was ____% and the compound effective yield was ____%. At
June 30, 1995 that Portfolio's average maturity was 45 days. For the seven-day period ended June
30, 1995, the current annualized yield of the Scout
Tax-Free Money Market Fund was ____% and the compound effective yield was ____%. At June 30, 1995, that Fund's average portfolio maturity was __ days.


Total Return

Scout Stock Fund, Scout Regional Fund, Scout
Bond Fund and Scout WorldWide Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange
Commission. The formula can be expressed as follows:

P(1+T)n  =      ERV

Where:  P        =      a hypothetical initial
			payment of $1,000

	T        =      average annual
			total return

	n        =      number of years

ERV      =      Ending Redeemable Value of a
hypothetical $1,000 payment
made at the beginning of the 1, 5,
or 10 year (or other) periods at
the end of the 1,5, or 10 year (or
other) periods (or fractional
portions thereof);

The tables below show the average total return for each of the Funds or Portfolios for the specified periods.


	  STOCK  BOND

For the one year
7/1/94-6/30/95  17.30%  9.56%

For the five years
7/1/90-6/30/95  10.63%  7.65%

For the ten years
7/1/85-6/30/95  11.49%  8.07%

From commencement
of operations to 6/30/95*12.29% 8.63%


________________________________________
*       The Funds commenced operation on
	November 18, 1982.
	REGIONAL        WORLD-
		WIDE
For the one year
1/1/94-12/31/94 .70%    3.82%

For the five years
1/1/90-12/31/94 5.80%   N/A

From commencement
of operations to 12/31/94*      3.99%   7.45%
________________________________________
*       Scout Regional Fund commenced operation on
	November 17, 1986, and Scout WorldWide
Fund commenced operation on September 14, 1993.

HOW THE FUNDS' SHARES
ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the Scout
Funds, agrees to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.


Jones & Babson, Inc. does not receive any fee or other compensation under its distribution agreements with the Funds which continue in effect until October 31, 1996, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Funds' Boards of Directors, including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. They terminate automatically if assigned by either party or upon 60 days written notice by either party to the other.


Jones & Babson, Inc. also acts as sole
distributor of the shares for David L. Babson
Growth Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., D.L. Babson
Money Market Fund, Inc., D.L. Babson Tax-Free
Income Fund, Inc., D.L. Babson Bond Trust,
Babson Value Fund, Inc., Shadow Stock Fund,
Inc., Babson-Stewart Ivory International Fund,
Inc., Buffalo Balanced Fund, Inc., Buffalo Equity
Fund, Inc., Buffalo High Yield Fund, Inc. and
Buffalo USA Global Fund, Inc.

HOW SHARE PURCHASES ARE HANDLED

Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after an order is accepted by a Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc.
at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate.
Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund involved arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of a Fund and its shareholders.
The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

REDEMPTION OF SHARES

The right of redemption may be suspended, or the date of payment postponed beyond the normal five-day period by a Fund's Board of Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock
Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

SIGNATURE GUARANTEES

Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear together with the signature(s) of the registered owner(s), on:



(1)     a written request for redemption,

(2) a separate instrument of assignment, which should specify the total nScouter of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers), or

(3)     all stock certificates tendered for
redemption.

DIVIDENDS AND DISTRIBUTIONS

The Funds' policy is to distribute substantially all of their net investment income, if any, together with any net realized capital gains in the amount and at a date that will avoid both income
(including capital gains) taxes on them and the imposition of the federal excise tax on undistributed income and capital gains (see discussion under "Dividends, Distributions and their Taxation" in the prospectus).

Unless the shareholder elects otherwise, dividends and capital gains distributions are reinvested in additional shares at net asset value.
Any dividend and distribution election will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date to change the election. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

Any dividend or capital gains distribution reduces the net asset value per share by the per share amount of such distribution.

Shares of Scout Money Market Fund and Scout
Tax-Free Money Market Fund begin earning income on the effective date of purchase. Shares of Scout Bond Fund begin earning income on the day subsequent to the effective date of purchase
(see "How to Purchase Shares"). Income earned on weekends, holidays and other days on which these Funds are closed for business is declared as a dividend on the first preceding business day.

MANAGEMENT AND
INVESTMENT COUNSEL

As part of the Management Agreements
between Jones & Babson, Inc., and each of the Funds, Jones & Babson, Inc. employs at its own expense UMB Bank, n.a. as its investment counsel.


The aggregate management fee paid to Jones &
Babson, Inc. by Scout Stock Fund during the most recent fiscal year ended June 30, 1995 for which Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund, was $1,066,903. The .85% annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.


The aggregate management fee paid to Jones &
Babson, Inc. by Scout Regional Fund during the most recent fiscal year ended December 31, 1994, from which Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund, was $229,498. The .85% annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.

The aggregate management fee paid to Jones &
Babson, Inc. by Scout WorldWide Fund during the most recent fiscal year ended December 31, 1994, from which Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund, was $107,224. The .85% annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.


The aggregate management fee paid to Jones &
Babson, Inc. by Scout Bond Fund during the most recent fiscal year ended June 30, 1995 from which Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund, was $653,572. The .85% annual fee charged by Jones
& Babson, Inc. covers all normal operating costs of the Fund.

For its investment supervisory services and counsel in connection with Scout Stock Fund, Scout Regional Fund, Scout Bond Fund and Scout
WorldWide Fund, Jones & Babson, Inc. pays
UMB Bank, n.a. a fee computed on an annual basis at the rate of .35% of the average daily total net assets of each of these Funds.

The aggregate management fees paid to Jones
& Babson, Inc. by Scout Money Market Fund during the most recent fiscal year ended June 30, 1995, from which Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund, was $1,975,351. The .50% annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.

The aggregate management fees paid to Jones
& Babson, Inc. by Scout Tax-Free Money Market
Fund during the most recent fiscal year ended
June 30, 1995, from which Jones & Babson, Inc.
paid all the Fund's expenses except those payable directly by the Fund, was $516,916. The .50% annual fee charged by Jones & Babson, Inc.
covers all normal operating costs of the Fund.


HOW SHARE PRICE IS DETERMINED

The net asset value per share of each Fund portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of each Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:

New Years Day   January 1
Martin Luther   Third Monday
King Day*       in January
Presidents' Holiday     Third Monday
	in February
Good Friday     Friday before Easter
Memorial Day    Last Monday in May
Independence Day        July 4
Labor Day       First Monday
	in September
Columbus Day*   Second Monday
	in October
Veterans' Day*  November 11
Thanksgiving Day        Fourth Thursday
	in November
Christmas Day   December 25

*       Money Market and Tax-Free Money Market
Funds only.

OFFICERS AND DIRECTORS

The Funds are managed by Jones & Babson
subject to the supervision and control of the Boards of Directors. The following table lists the Officers and Directors of the Funds. Unless noted otherwise, the address of each Officer and Director is Three Crown Center, 2440 Pershing
Road, Suite G-15, Kansas City, Missouri 64108.
Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

*       Larry D. Armel, President and Director,
Jones & Babson, Inc., Scout Stock Fund, Inc.,
Scout Regional Fund, Inc., Scout Bond Fund,
Inc., Scout Money Market Fund, Inc., Scout
Tax-Free Money Market Fund, Inc., Scout
WorldWide Fund, Inc., Shadow Stock Fund,
Inc., David L. Babson Growth Fund, Inc., D.L.
Babson Money Market Fund, Inc., D.L. Babson
Tax-Free  Income  Fund,  Inc.,   Babson   Value
Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson-
Stewart Ivory International Fund, Inc., Buffalo
Balanced Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.; Trustee and President of D.
L. Babson Bond Trust.

William E. Hoffman, D.D.S., Director, Scout
Stock Fund, Inc., Scout Regional Fund, Inc.,
Scout Bond Fund, Inc., Scout Money Market
Fund, Inc., Scout Tax-Free Money Market
Fund, Inc., Scout WorldWide Fund, Inc.;
Orthodontist, 3700 West 83rd Street, Suite 206,
Prairie Village, Kansas 66208.

Eric T. Jager, Director, Scout Stock Fund,
Inc., Scout Regional Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc.,
Scout WorldWide Fund, Inc.; President and
Director,  Windcrest Investment Management,
Inc.; Director, Bartlett Futures, Inc., Nygaard
Corporation, 4800 Main Street, Suite 600,
Kansas City, Missouri 64112; formerly Senior
Vice President, Eppler, Guerin & Turner,
Dallas, Texas, a securities brokerage firm.

Stephen F. Rose, Director, Scout Stock Fund,
Inc., Scout Regional Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc.,
Scout WorldWide Fund, Inc.; President, Sun
Publications, Inc., 7373 W. 107th Street,
Overland Park, Kansas   66212.
________________________________________

* Directors who are interested persons as that term is defined in the Investment Company
Act of 1940, as amended.
Stuart Wien, Director, Scout Stock Fund, Inc.,
Scout Regional Fund, Inc., Scout Bond Fund, Inc.,
Scout Money Market Fund, Inc., Scout Tax-Free
Money Market Fund, Inc., Scout WorldWide
Fund, Inc.; Retired, 4589 West 124th Place,
Leawood, Kansas 66206, formerly Chairman of the Board, Milgram Food Stores, Inc.

P. Bradley Adams, Vice President and
Treasurer, Jones & Babson, Inc., Scout Stock
Fund, Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money Market
Fund, Inc., Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc.,  David L. Babson Growth
Fund, Inc., D. L. Babson Money Market Fund,
Inc., D. L. Babson Tax-Free Income Fund, Inc.,
Babson Enterprise Fund, Inc., Babson Enterprise
Fund II, Inc., Babson Value Fund, Inc., Shadow
Stock Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D.L. Babson Bond Trust,
Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.

Michael A. Brummel, Vice President, Assistant
Secretary and Assistant Treasurer, Jones &
Babson, Inc., Scout Stock Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund, Inc., Scout
Tax-Free Money Market Fund, Inc., Scout
Regional Fund, Inc., Scout WorldWide Fund,
Inc., David L. Babson Growth Fund, Inc., D.L.
Babson Money Market Fund, Inc., D.L. Babson
Tax-Free Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc.,
Babson Value Fund, Inc., Shadow Stock Fund,
Inc., Babson-Stewart Ivory International Fund,
Inc., D.L. Babson Bond Trust, Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc., Buffalo
High Yield Fund, Inc., Buffalo USA Global Fund,
Inc.

Martin A. Cramer, Vice President and
Secretary, Jones & Babson, Inc., Scout Stock
Fund, Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money Market
Fund, Inc., Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., David L. Babson Growth
Fund, Inc., D.L. Babson Money Market Fund,
Inc., D.L. Babson Tax-Free Income Fund, Inc.,
Babson Enterprise Fund, Inc., Babson Enterprise
Fund II, Inc., Babson Value Fund, Inc., Shadow
Stock Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D.L. Babson Bond Trust,
Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.

John G. Dyer, Vice President and Legal
Counsel, Scout Stock Fund, Inc., Scout Regional
Fund, Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money Market
Fund, Inc. and Scout WorldWide Fund, Inc.,
Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.

None of the officers or directors will be remunerated by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones & Babson, Inc. under the provisions of the Management Agreements.

Messrs. Hoffman, Jager, Rose and Wien have no financial interest in, nor are they affiliated with, either Jones & Babson, Inc. or UMB Bank, n.a.

The Audit Committee of the Board of Directors for all Scout Funds is composed of Messrs.
Hoffman, Jager, Rose and Wien.

The Officers and Directors of the Funds as a group own less than 1% of any of the Funds.

The Funds will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Funds are Maryland corporations. Under Maryland law, a special meeting of stockholders of a Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25 percent of all the votes entitled to be cast at the meeting. Each Fund has undertaken that its Directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.

CUSTODIAN

The Funds' portfolio assets are held for safekeeping by UMB Bank, n.a. This means the bank, rather than the Funds, has possession of the Funds' cash and securities. But, as directed by the Funds' officers, it delivers cash to those who have sold securities to a Fund in return for such securities, and to those who have purchased portfolio securities from a Fund, it delivers such securities in return for their cash purchase price.
It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the manager. There are no charges to the Funds. UMB Bank, n.a. also functions as an investment adviser to the Funds
(see "Management and Investment Counsel" in the Prospectus).

INDEPENDENT PUBLIC ACCOUNTANTS

The Funds' financial statements are examined annually by independent public accountants approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent public accountants to the shareholders for ratification.

Reports to shareholders will be published at least semiannually.

Arthur Andersen LLP, P.O. Box 13406, Kansas
City, Missouri 64199, is the present independent public accountant for Scout Stock Fund, Inc.,
Scout Bond Fund, Inc., Scout Money Market
Fund, Inc. and Scout Tax-Free Money Market
Fund, Inc.

Baird, Kurtz & Dobson, City Center Square,
Suite 2700, 1100 Main Street, Kansas City,
Missouri 64105, is the present independent certified public accountant for Scout Regional
Fund, Inc. and Scout WorldWide Fund, Inc.

OTHER FUNDS

In addition to the Scout Stock Fund, Inc., Scout
Bond Fund, Inc., Scout Regional Fund, Inc., Scout
Money Market Fund, Inc., Scout Tax-Free Money
Market Fund, Inc., and Scout WorldWide Fund,
Inc., Jones & Babson, Inc. also sponsors and manages the Babson Group of Mutual Funds.
They are:  David L. Babson Growth Fund, Inc.,
Babson Enterprise Fund, Inc., Babson Enterprise
Fund II, Inc., Babson Value Fund, Inc., D. L.
Babson Money Market Fund, Inc., D. L. Babson
Tax-Free Income Fund, Inc., D. L. Babson Bond


Trust, Shadow Stock Fund, Inc. and Babson-
Stewart Ivory International Fund, Inc.

Jones and Babson, Inc. also sponsors and manages the Buffalo Group of Mutual Funds.
They are: Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund, Inc.
and Buffalo USA Global Fund, Inc.

FIXED INCOME SECURITIES
DESCRIBED AND RATINGS

In evaluating investment suitability, each investor must relate the characteristics of a particular investment under consideration to personal financial circumstances and goals.

Money market instruments are generally
described as short-term debt obligations issued by governments, corporations and financial institutions. Usually maturities are one year or less. The yield from this type of instrument is very sensitive to short-term lending conditions.
Thus, the income of money market funds will follow closely the trend of short-term interest rates, rising when those rates increase and declining when they fall.

Because of the short maturities, fluctuation in the principal value of money market-type securities resulting from changes in short-term interest rates normally will not be sufficient to change the net asset value (price) per share.
Although the Fund's shareholders can anticipate that this principal value stability will be reflected in the price of the Fund's shares, it cannot be guaranteed.

A money market security does not have the characteristics usually associated with a long-term investment. Long-term investors who commit their assets to a money market security must understand that short-term interest rates have a history of sharp and frequent peaks and valleys.
Thus, there may be occasions when the rates are sufficiently low as to be unattractive when compared to the return on other types of investments. The investor who commits long-term funds to a short-term investment is exposed to the risks associated with buying and selling securities in anticipation of unpredictable future market events.



Description of Bond Ratings:

Standard & Poor's Corporation (S&P)
AAA - Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A - Upper-medium Grade.  They have
considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

Moody's Investors Service, Inc. (Moody's) .
Aaa - Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade.  Factors giving
security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Description of Commercial Paper Ratings:

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months.
Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1      Highest Quality
Prime - 2      Higher Quality
Prime - 3      High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)     evaluation of the management of the issuer;

(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3) evaluation of the issuer's products in relation to competition and customer acceptance;

(4)     liquidity;

(5)     amount and quality of long-term debt;

(6)     trend of earnings over a period of ten years;
(7) financial strength of a parent company and relationships which exist with the issuer; and

(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . . Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A"     Issues assigned this highest rating are
regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1"   This designation indicates that the
degree of safety regarding timely
payment is very strong.

"A-2"   Capacity for timely payment on issues
with this designation is strong.
However, the relative degree of safety
is not as overwhelming.

"A-3"   Issues carrying this designation have a
satisfactory capacity for timely
payment.  They are, however,
somewhat more vulnerable to the
adverse effects of changes in
circumstances than obligations
carrying the higher designations.

"B"     Issues rated "B" are regarded as having only
an adequate capacity for timely payment.
Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C"     This rating is assigned to short-term debt
obligations with a doubtful capacity for payment.

"D" This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

MUNICIPAL SECURITIES DESCRIBED
AND RATINGS

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, waterworks and sewer systems. Municipal securities also may be issued in connection with the refunding of outstanding obligations and obtaining funds to lend to other public institutions and facilities or for general operating expenses.

The two principal classifications of municipal bonds are "general obligation" and "revenue."
General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source.

Scout Tax-Free Money Market Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances, "substantial users" of the facilities financed with such obligations, or persons related to "substantial users," may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial adviser to determine whether or not this Fund is an appropriate investment for them.

There are a variety of hybrid and special types of municipal obligations, as well as numerous differences in the security of municipal bonds, both within and between the two principal classifications of general obligation and revenue.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan
Notes, Short-Term Discount Notes and Project
Notes issued by a state or local housing agency but secured by the full faith and credit of the United
States.

Yields on municipal securities depend on a variety of factors, such as the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available. Market values of municipal securities will vary according to the relation of their yields available. Consequently, the net asset value of Tax-Free Money Market Fund and its shares can be expected to change as the level of interest rates fluctuates.



Municipal obligations, like all other debt obligations, carry the risk of default. Through careful selection and supervision, and concentration in the higher-quality investment grade issues, management intends to reduce this risk.

Prices of outstanding municipal securities will fluctuate with changes in the interest rates on new issues. Thus, the price of Tax-Free Money Market
Fund's shares will tend to increase as the rates on new issues decline, and decrease whenever the current rate is rising. Management will seek to minimize such share price fluctuation to the extent this can be achieved without detracting from Scout Tax-Free Money Market Fund's primary objective of the highest quality and maturity characteristics of the portfolio.

Municipal securities are not traded as actively as other securities. Even though municipal securities will be redeemed at face value upon maturity, from time to time, when there has been no active trading in a particular portfolio holding, its interim pricing for the purpose of the daily valuation of Scout Tax-Free Money Market Fund's shares may have to be based on other sources of information and methods deemed fair and reasonable by the Board of Directors. One principal method which is commonly used by funds and other investors who own municipal securities is called matrix pricing.

From time to time, proposals have been
introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such proposals were enacted, the availability of municipal securities for investment by Tax-Free Money Market Fund would be adversely affected. In such event, the Fund would re-evaluate its investment objective and policies and submit possible changes in the structure of the Fund for the consideration of the shareholders.



RATINGS OF MUNICIPAL SECURITIES

The ratings of bonds by Moody's and Standard and Poor's Corporation represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.
Both Moody's and S&P's Municipal Bond
Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P'S RATINGS

AAA Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.



General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous. There is evidence of superior management.

AA - High Grade - The investment
characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA" have the second strongest capacity for payment of debt service.

A - Good Grade - Principal and interest
payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.



MOODY'S RATINGS OF MUNICIPAL
BONDS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



MOODY'S RATINGS OF MUNICIPAL
NOTES

MIG 1:   The best quality, enjoying strong
protection from established cash flows of funds for their servicing or from established and broadbased access to the market for refinancing, or both.

MIG 2:   High quality, with margins of protection
ample, although not so large as in the preceding group.

MIG 3: Favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades.
Market access for refinancing, in particular, is likely to be less well established.

FINANCIAL STATEMENTS


The audited financial statements of Scout Stock
Fund, Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc. and Scout Tax-Free Money
Market Fund, Inc. which are contained in the June
30, 1995 Annual Reports to Shareholders and the audited financial statements of Scout Regional
Fund, Inc. and Scout WorldWide Fund, Inc.
contained in the December 31, 1994 Annual
Reports to Shareholders are incorporated herein by reference.

				PART C

			  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

	  Herewith are all financial statements and exhibits filed as a part of this registration statement:

	  (a)  Financial Statements:

	       Included in Part A - Prospectus:

		    Per Share Capital and Income Changes

	       Included in Part B - Statement of Additional Information:

		    The audited financial statements contained in the most recent Annual Report to Shareholders of Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., and Scout WorldWide Fund, Inc. are incorporated by reference into Part B. of this Registration Statement.

	      Included in Part C - Other Information:

		    Consents of Independent Public Accountants Baird Kurtz
		    & Dobson

		    Consents of Independent Public Accountants Arthur
		    Andersen & Co.

	  (b) *(1)  Registrant's Articles of Incorporation.

	      *(2)  Registrant's Bylaws.

	       (3) Not applicable, because there is no voting trust agreement.

	      *(4) Specimen copy of each security to be issued by the registrant.

	      *(5)  (a) Form of Management Agreement between
			UMB Bank, n. a. and Scout Money Market
			Fund, Inc.

		    (b) Form of Management Agreement between
			UMB Bank, n. a. and Scout Tax-Free Money
			Market Fund, Inc.

		    (c) Form of Management Agreement between
			UMB Bank, n. a. and Scout Stock
			Fund, Inc.

		    (d) Form of Management Agreement between
			UMB Bank, n. a. and Scout Bond
			Fund, Inc.

		    (e) Form of Management Agreement between
			UMB Bank, n. a. and Scout Regional
			Fund, Inc.

		    (f) Form of Management Agreement between
			UMB Bank, n. a. and Scout WorldWide
			Fund, Inc.

	     *(6)  Form of principal Underwriting Agreement
		    between Jones & Babson, Inc. and the
		    Registrant.

	       (7) Not applicable, because there are no pension, bonus or other agreements for the benefit of directors and officers.

	      *(8) Form of Custodian Agreement between Registrants and United Missouri Bank of Kansas City, N. A.

	       (9) There are no other material contracts not made in the ordinary course of business between the Registrant and others.

	      (10) Opinion and consent of counsel as to the legality of the registrant's securities being registered. (To be supplied annually pursuant to Rule 24f-2 of the Investment Company Act of 1940.)

	      (11)  The consents of Baird, Kurtz & Dobson,
		    Independent Public Accountants.

		    The consents of Arthur Andersen & Co.,
		    Independent Public Accountants.

	      (12)  Not applicable.

	     *(13) Letter from contributors of initial capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling.

	      (14)  Not applicable.

	      (15)  Not applicable.

	      (16)  Schedule for computation of performance quotations
		    For Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc. and Scout Heartland Fund, Inc. (Schedule for computation of performance quotations for Scout WorldWide Fund, Inc. to be supplied by further amendment.)

	     *(17)  Copies of Powers of Attorney pursuant to Rule
		    402(c).

*Previously filed and incorporated herein by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE
	  REGISTRANT.

	  NONE

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

The number of record holders of each class of securities of the Registrants as of October 6, 1995, is as follows:

	       (1)                                (2)
	  Title of class                Number of Record Holders

	  SCOUT MONEY MARKET FUND, INC.
	       Common Stock $0.01 par value           791
		    (Federal Portfolio)
	       Common Stock $0.01 par value         1,529
		    (Prime Portfolio)

	  SCOUT STOCK FUND, INC.
	       Common Stock $1.00 par value           656

	  SCOUT BOND FUND, INC.
	       Common Stock $1.00 par value         2,077

	  SCOUT TAX-FREE MONEY MARKET FUND, INC.
	       Common Stock $0.01 par value           147

	  SCOUT REGIONAL FUND, INC.
	       Common Stock $1.00 par value           656

	  SCOUT WORLDWIDE FUND, INC.
	       Common Stock $1.00 par value            78

Item 27.  INDEMNIFICATION.

   (NOTE: The terms are identical for all Funds.)

	  Under the terms of the Maryland General Corporation Law and the company's By-laws, the company shall indemnify any person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made

	  (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the company as defined in
	       Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

	  (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

	  No indemnification will be provided by the company to any director or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Item 29.  PRINCIPAL UNDERWRITERS.

	  (a) Jones & Babson, Inc., the only principal underwriter of the Registrants, also acts as principal underwriter for the David L. Babson Growth Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson Value Fund, Inc., Shadow Stock Fund, Inc. and, Babson-Stewart Ivory International Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc. and Buffalo High Yield Fund, Inc.

	  (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and Principal  Position and Offices   Positions and Offices
 Business Address     with Underwriter       with Registrants

     Stephen S. Soden        Chairman and Director     None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     Larry D. Armel          President and Director    President and
     Three Crown Center                                Director
     2440 Pershing Road
     Kansas City, MO 64108

     Giorgio Balzer          Director                  None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     J. William Sayler       Director                  None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     Edward S. Ritter        Director                  None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     Robert N. Sawyer        Director                  None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     Vernon W. Voorhees      Director                  None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     P. Bradley Adams        Vice President and,       Vice President
     Three Crown Center      Treasurer                 and Treasurer
     2440 Pershing Road
     Kansas City, MO 64108

     Martin A. Cramer        Vice President and        Vice President and
			     Secretary                 Secretary

     Michael A. Brummel      Vice President            Vice President

     John G. Dyer            Assistant Secretary       Vice President
     Three Crown Center
     2440 Pershing Road
     Kansas City, MO 64108

	  (c) The principal underwriter does not receive any remuneration or compansation for the duties or services rendered to the Registrant pursuant to the principal underwriting Agreement.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

	  Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at Three Crown Center, 2440 Pershing Road, G-15, Kansas City, Missouri 64108.

Item 31.  MANAGEMENT SERVICES.

	  All management services are covered in the management agreement between the Registrant and Jones & Babson, Inc., which are discussed in Parts A and B.

Item 32.  DISTRIBUTION EXPENSES.

	  Not applicable.

Item 33.  UNDERTAKINGS.

			   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 26th day of October, 1995.

			Scout Money Market Fund, Inc.
			(Registrant)

			By LARRY D. ARMEL
			   (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #25 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

LARRY D. ARMEL             President, Principal Executive   October 26, 1995
Larry D. Armel             Officer, and Director

ERIC T. JAGER              Director                         October 26, 1995
Eric T. Jager*

WILLIAM E. HOFFMAN         Director                         October 26, 1995
William E. Hoffman*

STEPHEN F. ROSE            Director                         October 26, 1995
Stephen F. Rose*

STUART WIEN                Director                         October 26, 1995
Stuart Wien*

P. BRADLEY ADAMS           Treasurer and Principal          October 26, 1995
P. Bradley Adams           Financial and Accounting Officer

			  *Signed pursuant to Power of Attorney

			   By LARRY D. ARMEL
			      Attorney-in Fact

			REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

JOHN G. DYER                  Attorney                 October 26, 1995
John G. Dyer

			   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 26th day of October, 1995.

			Scout Tax-Free Money Market Fund, Inc.
			(Registrant)

			By LARRY D. ARMEL
			   (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #25 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

LARRY D. ARMEL             President, Principal Executive   October 26, 1995
Larry D. Armel             Officer, and Director

ERIC T. JAGER              Director                         October 26, 1995
Eric T. Jager*

WILLIAM E. HOFFMAN         Director                         October 26, 1995
William E. Hoffman*

STEPHEN F. ROSE            Director                         October 26, 1995
Stephen F. Rose*

STUART WIEN                Director                         October 26, 1995
Stuart Wien*

P. BRADLEY ADAMS           Treasurer and Principal          October 26, 1995
P. Bradley Adams           Financial and Accounting Officer

			  *Signed pursuant to Power of Attorney

			   By LARRY D. ARMEL
			      Attorney-in Fact

			REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

JOHN G. DYER                Attorney                 October 26, 1995
John G. Dyer

			   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 26th day of October, 1995.

			Scout Stock Fund, Inc.
			(Registrant)

			By LARRY D. ARMEL
			   (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #24 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

LARRY D. ARMEL             President, Principal Executive   October 26, 1995
Larry D. Armel             Officer, and Director

ERIC T. JAGER              Director                         October 26, 1995
Eric T. Jager*

WILLIAM E. HOFFMAN         Director                         October 26, 1995
William E. Hoffman*

STEPHEN F. ROSE            Director                         October 26, 1995
Stephen F. Rose*

STUART WIEN                Director                         October 26, 1995
Stuart Wien*

P. BRADLEY ADAMS           Treasurer and Principal          October 26, 1995
P. Bradley Adams           Financial and Accounting Officer

			  *Signed pursuant to Power of Attorney

			   By LARRY D. ARMEL
			      Attorney-in Fact

			REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

JOHN G. DYER                  Attorney                 October 26, 1995
John G. Dyer

			   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 26th day of October, 1995.

			Scout Bond Fund, Inc.
			(Registrant)

			By LARRY D. ARMEL
			   (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #24 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

LARRY D. ARMEL             President, Principal Executive   October 26, 1995
Larry D. Armel             Officer, and Director

ERIC T. JAGER              Director                         October 26, 1995
Eric T. Jager*

WILLIAM E. HOMMFAN         Director                         October 26, 1995
William E. Hoffman*

STEPEHN F. ROSE            Director                         October 26, 1995
Stephen F. Rose*

STUART WIEN                Director                         October 26, 1995
Stuart Wien*

P. BRADLEY ADAMS           Treasurer and Principal          October 26, 1995
P. Bradley Adams           Financial and Accounting Officer

			  *Signed pursuant to Power of Attorney

			   By LARRY D. ARMEL
			      Attorney-in Fact

			REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

JOHN G. DYER               Attorney                 October 26, 1995
John G. Dyer

			   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 26th day of October, 1995.

			Scout Regional Fund, Inc.
			(Registrant)

			By LARRY D. ARMEL
			   (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #19 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

LARRY D. ARMEL             President, Principal Executive   October 26, 1995
Larry D. Armel             Officer, and Director

ERIC T. JAGER              Director                         October 26, 1995
Eric T. Jager*
WILLIAM E. HOFFMAN         Director                         October 26, 1995
William E. Hoffman*
STEPHEN R. ROSE            Director                         October 26, 1995
Stephen F. Rose*
STUART WIEN                Director                         October 26, 1995
Stuart Wien*
P. BRADLEY ADAMS           Treasurer and Principal          October 26, 1995
P. Bradley Adams           Financial and Accounting Officer

			  *Signed pursuant to Power of Attorney

			   By LARRY D. ARMEL
			      Attorney-in Fact

			REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

JOHN G. DYER                  Attorney                 October 26, 1995
John G. Dyer

			   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 26th day of October, 1995.

			Scout WorldWide Fund, Inc.
			(Registrant)

			By LARRY D. ARMEL
			   (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #7 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

LARRY D. ARMEL             President, Principal Executive   October 26, 1995
Larry D. Armel             Officer, and Director

ERIC T. JAGER              Director                         October 26, 1995
Eric T. Jager*

WILLIAM E. HOFFMAN         Director                         October 26, 1995
William E. Hoffman*

STEPHEN F. ROSE            Director                         October 26, 1995
Stephen F. Rose*

STUART WIEN                Director                         October 26, 1995
Stuart Wien*

P. BRADLEY ADAMS           Treasurer and Principal          October 26, 1995
P. Bradley Adams           Financial and Accounting Officer

			  *Signed pursuant to Power of Attorney

			   By LARRY D. ARMEL
			      Attorney-in Fact

			REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

JOHN G. DYER                Attorney                 October 26, 1995
John G. Dyer


ARTHUR ANDERSEN LLP

CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the incorporation by reference of our report dated August 4, 1995, included in the Scout Stock Fund, Inc.'s (formerly UMB Stock Fund, Inc.) Annual Report for the year ended June 30, 1995 (and all references to our Firm) included in or made a part of this Post-effective Amendment No. 24 to the Registration Statement File No. 2-79132 under the Securities Act of 1933 and Amendment No. 25 to the Registration Statement File No. 811-3558 under the Investment Company Act of 1940 on Form N-1A.


                                           Arthur Andersen LLP

Kansas City, Missouri,
October 25, 1995




ARTHUR ANDERSEN LLP

CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the incorporation by reference of our report dated August 4, 1995, included in the Scout
Money Market Fund, Inc.'s (formerly UMB Money Market Fund, Inc.) Annual Report for the year ended June 30, 1995 (and all references to our Firm) included in or made a part of this Post-effective Amendment No. 25 to the Registration Statement File No. 2-79132 under the Securities Act of 1933 and Amendment No. 26 to the Registration Statement File No. 811-3558 under the Investment Company Act of 1940 on Form N-1A.


                                           Arthur Andersen LLP

Kansas City, Missouri,
October 25, 1995




ARTHUR ANDERSEN LLI)

CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the incorporation by reference of our report dated August 4, 1995, included in the Scout Bond Fund, Inc.'s (formerly UMB Bond Fund, Inc.) Annual Report for the year ended June 30, 1995 (and all references to our Firm) included in or made a part of this Post-effective Amendment No. 24 to the Registration Statement File
No. 2-79132 under the Securities Act of 1933 and Amendment No. 25 to the Registration Statement File No. 811-3558 under the Investment Company Act of 1940 on Form N-1A.


                                           Arthur Andersen LLP

Kansas City, Missouri,
October 25, 1995




ARTHUR ANDERSEN LLP


CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the incorporation by reference of our report dated August 4, 1995, included in the Scout Tax-Free Money Market Fund, Inc.'s (formerly UMB Tax-Free Money Market Fund, Inc.) Annual Report for the year ended June 30, 1995 (and all references to our Firm) included in or made a part of this Post-effective Amendment No. 25 to the Registration Statement File No. 2-79132 under the Securities Act of 1933 and Amendment No. 26 to the Registration Statement File No. 811-3558 under the Investment Company Act of 1940 on Form N-1A.


                                           Arthur Andersen LLP

Kansas City, Missouri,
October 25, 1995




Baird,
Kurtz&
Dobson


Certified
Public
Accountants





City Center Square
Suite 2700
1100 Main
Kansas City,
Missouri 641()5
816 221-6300
FAX: 816 221-6380

With Offices in:
Arkansas
Colorado
Kansas
Kentucky
M issou ri
Nebraska
Oklahoma

Member of
Moores Rowland
International
Cnnsent nf

Independent Certified Public Aconuntant

Scout Worldwide Fund, Inc.
Three Crown Center
2440 Pershing Road
Kansas City, Missouri

	We hereby consent to the use in this Post-Effective Amendment 7 to the Registration Statement under the Securities Act of 1933 and this Amendment No. 9 to the Registration Statement under the Investment Company Act of 1940, both on Form N-l A, of our report dated January 26, 1995, accompanying and pertaining to the financial statements of Scout Worldwide Fund, Inc. as of December 31, 1994, which are included in such Post-Effective Amendments.

BAIRD, KURTZ & DOBSON

Kansas City, Missouri
October 25, 1995




Baird,
Kurtz&
Dobson


Certified
Public
Accountants





City Center Square
Suite 2700
1100 Main
Kansas City7
Missouri 64105
816 221-6300

FAX: 816 221-6380

With Offices in:
Arkansas
Colorado
Kansas
Kentucky
Missouri
Nebraska
Oklahoma

Member of
Moores Rowland
International
Consentof

Independent Certified Public Accountant

Scout Regional Fund, Inc.
Three Crown Center
2440 Pershing Road
Kansas City, Missouri

	We hereby consent to the use in this Post-Effective Amendment 19 to the Registration Statement under the Securities Act of 1933 and this Amendment No. 20 to the Registration Statement under the Investment Company Act of 1940, both on Form N-1A, of our report dated January 26, 1995, accompanying and pertaining to the financial statements of Scout Regional Fund, Inc. as of December 31, 1994, which are included in such Post-Effective Amendments.

BAIRD, KURTZ & DOBSON

Kansas City, Missouri
October 25, 1995